UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments:

Putnam Income Fund
The fund's portfolio
1/31/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (69.7%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.1%)
Government National Mortgage Association Graduated
Payment Mortgages
11s, with due dates from March 15, 2010 to
August 15, 2010	$5,518	$5,966
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from December 20, 2034 to
November 20, 2037	61,862,254	64,278,759
6 1/2s, TBA, February 1, 2035	4,200,000	4,370,953
		68,655,678

U.S. Government Agency Mortgage Obligations (66.6%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7s, January 1, 2015	28,185	30,022
6 1/2s, TBA, February 1, 2035	8,000,000	8,305,625
6s, September 1, 2021	77,683	80,296
6s, TBA, February 1, 2036	10,800,000	11,066,625
5 1/2s, with due dates from December 1, 2034 to
July 1, 2035	2,476,983	2,510,145
5 1/2s, April 1, 2020	176,161	180,572
Federal National Mortgage Association Pass-Through
Certificates
9s, with due dates from January 1, 2027 to
April 1, 2032	312,209	355,203
8s, with due dates from May 1, 2025 to July 1, 2033	907,082	977,248
7 1/2s, with due dates from September 1, 2022 to
July 1, 2033	719,654	771,950
7s, with due dates from May 1, 2026 to December 1, 2035	4,272,888	4,546,069
7s, with due dates from July 1, 2014 to January 1, 2017	600,636	637,762
6 1/2s, with due dates from March 1, 2037 to
December 1, 2037	11,216,014	11,645,374
6 1/2s, with due dates from July 1, 2016 to
September 1, 2016	125,226	132,927
6 1/2s, TBA, March 1, 2038	119,000,000	123,248,669
6 1/2s, TBA, February 1, 2038	119,000,000	123,434,606
6s, with due dates from August 1, 2008 to July 1, 2021	8,100,006	8,374,870
6s, TBA, February 1, 2022	17,500,000	18,079,688
5 1/2s, with due dates from November 1, 2034 to
January 1, 2038	17,631,647	17,872,635
5 1/2s, with due dates from November 1, 2011 to
October 1, 2022	85,769,600	87,937,300
5 1/2s, TBA, March 1, 2038	485,000,000	490,380,493
5 1/2s, TBA, February 1, 2038	509,000,000	515,561,315
5s, with due dates from July 1, 2035 to August 1, 2037	39,799,304	39,648,537
5s, February 1, 2021	24,034	24,392
5s, TBA, March 1, 2038	9,000,000	8,940,235
5s, TBA, February 1, 2038	9,000,000	8,956,406
4 1/2s, with due dates from May 1, 2034 to
September 1, 2035	746,827	725,071
4s, with due dates from May 1, 2019 to August 1, 2020	792,936	782,498
		1,485,206,533

Total U.S. government and agency mortgage obligations (cost $1,542,320,605)		$1,553,862,211

U.S. TREASURY OBLIGATIONS (1.1%)(a)

	Principal amount	Value

U.S. Treasury Bonds
11 1/4s, February 15, 2015	$14,000,000	$20,950,782
9 7/8s, November 15, 2015	2,000,000	2,872,031
U.S. Treasury Notes 4 1/4s, September 30, 2012	1,502,000	1,598,105

Total U.S. treasury obligations (cost $24,541,596)		$25,420,918

COLLATERALIZED MORTGAGE OBLIGATIONS (54.1%)(a)

	Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 04-5,
Class 3A1, 4.959s, 2035	$4,219,296	$4,222,387
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 5.876s, 2036	166,000	14,617
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.631s, 2029	2,148,978	2,307,720
FRB Ser. 97-D5, Class A5, 7.19s, 2043	300,000	326,057
Banc of America Commercial Mortgage, Inc.
Ser. 07-5, Class XW, Interest Only (IO), 7 1/4s, 2051	38,848,523	1,075,249
FRB Ser. 07-3, Class A3, 5.838s, 2049	2,003,000	2,058,466
Ser. 07-2, Class A2, 5.634s, 2049 (F)	1,565,000	1,584,530
FRB Ser. 05-1, Class A5, 5.119s, 2042	163,000	165,733
Ser. 07-1, Class XW, IO, 0.465s, 2049	19,172,349	371,612
Ser. 06-1, Class XC, IO, 0.064s, 2045	112,445,319	726,295

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	880,000	878,480
Ser. 02-PB2, Class XC, IO, 0.225s, 2035 (F)	50,991,974	902,505
Ser. 04-4, Class XC, IO, 0.17s, 2042	39,276,103	588,642
Ser. 04-5, Class XC, IO, 0.15s, 2041	62,181,054	767,604
Ser. 05-1, Class XW, IO, 0.137s, 2042	198,252,557	592,778
Ser. 06-4, Class XC, IO, 0.077s, 2046	67,341,507	822,913
Ser. 05-4, Class XC, IO, 0.077s, 2045	103,961,659	698,063
Ser. 06-5, Class XC, IO, 0.071s, 2016	137,422,396	1,913,278
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 5.186s, 2018	443,000	435,248
FRB Ser. 04-BBA4, Class G, 4.936s, 2018	595,000	592,804
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 6.236s, 2022	669,000	648,847
FRB Ser. 05-MIB1, Class J, 5.286s, 2022	1,805,000	1,651,575
Ser. 03-BBA2, Class X1A, IO, 0.175s, 2015 (F)	6,303,219	1
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 3.734s, 2033	688,432	680,406
Ser. 04-D, Class 2A, IO, 0.32s, 2034	15,273,460	27,146
Ser. 05-E, Class 2, IO, 0.304s, 2035	40,821,088	168,228
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	1,979,529	2,008,082
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 3.676s, 2035	1,579,050	1,484,307
Ser. 04-2, IO, 1.72s, 2034	4,642,747	259,994
Ser. 05-3A, IO, 1.6s, 2035	18,169,557	1,291,855
Ser. 05-1A, IO, 1.6s, 2035	6,753,864	416,038
Ser. 04-3, IO, 1.6s, 2035	4,993,402	264,650
Ser. 07-5A, IO, 1.55s, 2037	18,399,934	2,647,750
Ser. 07-2A, IO, 1.3s, 2037	21,333,899	2,566,468
Ser. 07-1, Class S, IO, 1.211s, 2037	16,510,606	1,773,239
Ser. 06-4A, Class IO, IO, 1.14s, 2036	2,641,583	301,669
Ser. 06-2A, IO, 0.879s, 2036	3,478,392	290,794
Bear Stearns Alternate Trust Ser. 04-9, Class 1A1,
7.237s, 2034	234,544	234,516
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.449s, 2032	619,000	658,796
Ser. 07-PW17, Class A3, 5.736s, 2050	25,117,000	24,420,757
Ser. 05-PWR9, Class X1, IO, 0.111s, 2042	51,197,545	447,298
Ser. 04-PR3I, Class X1, IO, 0.091s, 2041	20,153,476	358,651
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.884s, 2038	25,468,013	1,111,111
Ser. 06-PW14, Class X1, IO, 0.092s, 2038	27,387,988	443,050
Ser. 07-PW15, Class X1, IO, 0.045s, 2044	80,124,133	896,998
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	109,577,626	425,567
Ser. 07-PW16, Class X, IO, 0.032s, 2040	175,944,433	192,448
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	9,445,600	143,120
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	736,000	776,627
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	5,896,000	6,045,555
Ser. 98-1, Class G, 6.56s, 2030	1,502,003	1,520,733
Ser. 98-1, Class H, 6.34s, 2030	2,217,000	2,057,769
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0 1/8s, 2043	143,364,191	1,540,045
Ser. 06-C5, Class XC, IO, 0.069s, 2049	163,579,243	2,517,587
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 3.274s, 2037	6,359,059	434,756
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048	1,266,000	1,299,111
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.561s, 2049	34,844,976	907,875
Ser. 06-CD2, Class X, IO, 0.129s, 2046	104,937,416	516,502
Ser. 07-CD4, Class XC, IO, 0.044s, 2049	116,517,788	1,178,832
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	2,605,530	2,689,113
Ser. 98-C2, Class F, 5.44s, 2030	4,946,000	5,001,245
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.756s, 2019	1,271,000	1,080,400
Ser. 06-CN2A, Class J, 5.756s, 2019	1,017,000	842,401
FRB Ser. 01-J2A, Class A2F, 4.581s, 2034 (F)	1,960,000	1,930,625
Ser. 03-LB1A, Class X1, IO, 0.533s, 2038	11,995,913	458,076
Ser. 05-LP5, Class XC, IO, 0.094s, 2043	74,722,274	674,219
Ser. 06-C8, Class XS, IO, 0.064s, 2046	81,363,513	931,205
Ser. 05-C6, Class XC, IO, 0.059s, 2044	85,843,516	539,870
Countrywide Alternative Loan Trust Ser. 05-24,
Class 1AX, IO, 1.231s, 2035	8,792,178	197,824
Countrywide Home Loans
Ser. 05-9, Class 1X, IO, 2.109s, 2035	11,833,470	310,629
Ser. 05-2, Class 2X, IO, 1.16s, 2035	11,894,648	278,130
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	899,976	982,612
IFB Ser. 05-R1, Class 1AS, IO, 1.236s, 2035	7,826,742	582,051
IFB Ser. 05-R2, Class 1AS, IO, 0.859s, 2035	10,204,646	592,439
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 6.005s, 2039	7,233,000	7,320,230
Ser. 06-C5, Class AX, IO, 0.111s, 2039	51,721,195	788,748
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.28s, 2049	159,440,230	1,506,072
Ser. 06-C4, Class AX, IO, 0.106s, 2039	103,824,805	1,552,898
Ser. 07-C1, Class AX, IO, 0.057s, 2040	104,012,581	985,415
Ser. 06-C3, Class AX, IO, 0.033s, 2038	429,016,427	300,312

CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 4.176s, 2017	308,000	289,818
FRB Ser. 06-A, Class C, 3.976s, 2017	913,000	866,267
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	7,975,000	7,988,558
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	3,575,000	3,512,724
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	1,193,000	1,321,021
Ser. 04-C2, Class A2, 5.416s, 2036 (F)	6,060,000	6,189,382
FRB Ser. 04-C3, Class A5, 5.113s, 2036	59,000	58,727
Ser. 04-C3, Class A3, 4.302s, 2036	127,000	125,632
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 5.186s, 2020	323,500	312,986
FRB Ser. 04-TF2A, Class J, 5.186s, 2016	414,000	395,370
FRB Ser. 04-TF2A, Class H, 4.936s, 2019	825,000	796,125
Ser. 01-CK1, Class AY, IO, 0.892s, 2035 (F)	82,754,935	1,338,134
Ser. 03-C3, Class AX, IO, 0.671s, 2038	98,765,568	3,971,247
Ser. 02-CP3, Class AX, IO, 0.402s, 2035	23,045,891	847,346
Ser. 04-C4, Class AX, IO, 0.287s, 2039	15,217,798	327,076
Ser. 05-C2, Class AX, IO, 0.15s, 2037	84,442,343	1,146,558
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.559s, 2031	318,692	8,951
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	2,862,260	3,010,583
Ser. 99-CG2, Class B3, 6.1s, 2032	2,455,000	2,500,839
Ser. 99-CG2, Class B4, 6.1s, 2032	3,434,000	3,381,185
Ser. 98-CF2, Class B3, 6.04s, 2031	1,075,367	1,097,193
Fannie Mae
IFB Ser. 06-70, Class SM, 26.127s, 2036	500,770	660,852
IFB Ser. 07-75, Class JS, 25.35s, 2037	3,273,552	4,606,410
IFB Ser. 07-80, Class AS, 22.35s, 2037	1,227,829	1,671,910
IFB Ser. 07-75, Class CS, 21.866s, 2037	2,086,533	3,049,405
IFB Ser. 06-62, Class PS, 19.643s, 2036	1,130,798	1,533,843
IFB Ser. 07-60, Class SB, 19.343s, 2037	1,276,331	1,610,547
IFB Ser. 06-76, Class QB, 19.343s, 2036	2,199,715	2,994,268
IFB Ser. 06-48, Class TQ, 19.343s, 2036	3,694,761	4,832,228
IFB Ser. 06-63, Class SP, 19.043s, 2036	2,400,414	3,225,255
IFB Ser. 07-W7, Class 1A4, 18.923s, 2037	1,977,816	2,619,124
IFB Ser. 07-81, Class SC, 17.543s, 2037	1,986,680	2,538,111
IFB Ser. 07-1, Class NK, 17.181s, 2037	5,516,625	7,207,832
IFB Ser. 06-104, Class GS, 17.116s, 2036	1,281,358	1,670,692
IFB Ser. 06-104, Class ES, 16.569s, 2036	2,482,727	3,193,328
IFB Ser. 05-37, Class SU, 15.695s, 2035	3,016,145	3,779,622
IFB Ser. 06-49, Class SE, 15.495s, 2036	3,385,194	4,231,191
IFB Ser. 06-60, Class AK, 15.295s, 2036	1,720,344	2,177,526
IFB Ser. 06-60, Class TK, 15.095s, 2036	1,093,328	1,360,144
IFB Ser. 06-104, Class CS, 14.507s, 2036	2,441,754	2,974,499
IFB Ser. 07-30, Class FS, 14.19s, 2037	5,489,276	6,676,375
IFB Ser. 07-96, Class AS, 13.269s, 2037	2,309,358	2,748,145
IFB Ser. 06-115, Class ES, 13.055s, 2036	2,256,717	2,805,155
IFB Ser. 06-8, Class PK, 12.895s, 2036	3,560,105	4,222,007
IFB Ser. 05-57, Class CD, 12.464s, 2035	1,583,613	1,871,435
IFB Ser. 05-74, Class CP, 12.37s, 2035	1,785,763	2,173,744
IFB Ser. 05-115, Class NQ, 12.277s, 2036	1,012,903	1,185,007
IFB Ser. 06-27, Class SP, 12.187s, 2036	2,816,000	3,417,202
IFB Ser. 06-8, Class HP, 12.187s, 2036	2,996,993	3,638,097
IFB Ser. 06-8, Class WK, 12.187s, 2036	4,781,458	5,754,266
IFB Ser. 05-106, Class US, 12.187s, 2035	4,284,043	5,216,026
IFB Ser. 05-99, Class SA, 12.187s, 2035	2,113,089	2,487,508
IFB Ser. 05-45, Class DA, 12.04s, 2035	3,286,642	3,956,530
IFB Ser. 05-74, Class DM, 12.004s, 2035	4,221,382	5,058,023
IFB Ser. 05-45, Class DC, 11.93s, 2035	2,591,989	3,112,127
IFB Ser. 06-60, Class CS, 11.71s, 2036	1,097,852	1,252,799
IFB Ser. 06-62, Class NS, 11.659s, 2036	1,301,775	1,340,828
IFB Ser. 05-74, Class SK, 10.845s, 2035	3,379,397	3,939,970
IFB Ser. 05-57, Class DC, 10.802s, 2034	2,919,139	3,388,512
IFB Ser. 05-74, Class CS, 10.735s, 2035	2,035,234	2,365,074
IFB Ser. 05-114, Class SP, 10.295s, 2036	1,267,215	1,400,157
IFB Ser. 05-45, Class PC, 10.121s, 2034	1,358,319	1,555,006
Ser. 03-W6, Class PT1, 10.043s, 2042	675,350	771,008
IFB Ser. 05-95, Class OP, 9.927s, 2035	1,253,173	1,403,640
IFB Ser. 05-95, Class CP, 9.848s, 2035	319,889	366,878
IFB Ser. 05-106, Class JC, 9.655s, 2035	765,769	838,146
Ser. 02-T12, Class A4, 9 1/2s, 2042	257,235	288,190
Ser. 02-T4, Class A4, 9 1/2s, 2041	405,077	449,927
Ser. 02-T6, Class A3, 9 1/2s, 2041	522,602	580,726
Ser. 02-T1, Class A4, 9 1/2s, 2031	54,938	60,973
Ser. 04-T3, Class PT1, 9.027s, 2044	471,196	520,115
IFB Ser. 05-83, Class QP, 8.616s, 2034	719,754	777,565
IFB Ser. 05-72, Class SB, 8.434s, 2035	2,413,066	2,610,892
Ser. 02-26, Class A2, 7 1/2s, 2048	2,214,629	2,389,610
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	623,988	684,159
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	989,442	1,084,894
Ser. 03-W1, Class 2A, 7 1/2s, 2042	1,986,752	2,155,517
Ser. 02-T19, Class A3, 7 1/2s, 2042	4,339,336	4,767,608
Ser. 02-T12, Class A3, 7 1/2s, 2042	367,813	397,558
Ser. 02-14, Class A2, 7 1/2s, 2042	467,660	505,153
Ser. 01-T10, Class A2, 7 1/2s, 2041	2,458,809	2,664,029
Ser. 02-T4, Class A3, 7 1/2s, 2041	144,837	155,882
Ser. 01-T12, Class A2, 7 1/2s, 2041	2,161,253	2,331,001
Ser. 01-T3, Class A1, 7 1/2s, 2040	466,175	501,615
Ser. 01-T1, Class A1, 7 1/2s, 2040	816,628	888,805

Ser. 99-T2, Class A1, 7 1/2s, 2039	269,006	297,642
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	989,508	1,069,829
Ser. 02-T1, Class A3, 7 1/2s, 2031	399,632	431,939
Ser. 00-T6, Class A1, 7 1/2s, 2030	1,712,443	1,830,807
Ser. 01-T5, Class A3, 7 1/2s, 2030	238,470	256,577
Ser. 01-T4, Class A1, 7 1/2s, 2028	5,269,940	5,806,732
Ser. 02-26, Class A1, 7s, 2048	1,460,600	1,568,869
Ser. 04-T3, Class 1A3, 7s, 2044	1,469,574	1,594,770
Ser. 04-T2, Class 1A3, 7s, 2043	1,109,967	1,204,888
Ser. 03-W3, Class 1A2, 7s, 2042	673,813	724,686
Ser. 02-T16, Class A2, 7s, 2042	1,386,266	1,482,411
Ser. 02-14, Class A1, 7s, 2042	366,463	392,415
Ser. 01-W3, Class A, 7s, 2041	464,941	502,002
Ser. 05-W4, Class 1A3, 7s, 2035	1,793,224	1,897,984
Ser. 04-W1, Class 2A2, 7s, 2033	3,775,386	4,092,156
Ser. 380, Class 2, IO, 6 1/2s, 2037 (FWC)	6,480,923	1,113,534
Ser. 381, Class 14, IO, 6 1/2s, 2037	2,818,211	444,379
Ser. 381, Class 16, IO, 6 1/2s, 2037	645,601	100,081
Ser. 381, Class 15, IO, 6 1/2s, 2037	1,193,383	197,408
Ser. 371, Class 2, IO, 6 1/2s, 2036	19,757,252	3,640,951
IFB Ser. 07-W6, Class 6A2, IO, 4.424s, 2037	2,910,962	344,049
IFB Ser. 06-90, Class SE, IO, 4.424s, 2036	2,842,290	392,000
IFB Ser. 03-66, Class SA, IO, 4.274s, 2033	3,547,446	386,680
IFB Ser. 07-W6, Class 5A2, IO, 3.914s, 2037	3,861,402	435,945
IFB Ser. 07-W4, Class 4A2, IO, 3.904s, 2037	17,323,655	1,850,839
IFB Ser. 07-W2, Class 3A2, IO, 3.904s, 2037	5,167,358	561,637
IFB Ser. 06-115, Class BI, IO, 3.884s, 2036	5,056,549	419,681
IFB Ser. 05-113, Class AI, IO, 3.854s, 2036	925,765	109,500
IFB Ser. 05-113, Class DI, IO, 3.854s, 2036	39,595,015	3,803,627
IFB Ser. 05-52, Class DC, IO, 3.824s, 2035	2,562,905	369,080
IFB Ser. 06-60, Class SI, IO, 3.774s, 2036	5,062,821	583,480
IFB Ser. 06-60, Class UI, IO, 3.774s, 2036	2,063,335	246,149
IFB Ser. 04-24, Class CS, IO, 3.774s, 2034	4,945,134	513,506
IFB Ser. 07-W7, Class 3A2, IO, 3.754s, 2037	7,483,325	771,111
IFB Ser. 06-74, Class SN, IO, 3.724s, 2036	4,407,557	298,384
IFB Ser. 03-122, Class SA, IO, 3.724s, 2028	6,372,132	496,903
IFB Ser. 03-122, Class SJ, IO, 3.724s, 2028	6,709,596	528,536
IFB Ser. 06-60, Class DI, IO, 3.694s, 2035	2,649,123	235,070
IFB Ser. 04-60, Class SW, IO, 3.674s, 2034	9,083,540	1,082,659
IFB Ser. 05-65, Class KI, IO, 3.624s, 2035	19,104,605	1,885,037
IFB Ser. 07-23, Class SI, IO, 3.394s, 2037	4,237,363	390,999
IFB Ser. 07-54, Class CI, IO, 3.384s, 2037	3,407,477	351,677
IFB Ser. 07-39, Class PI, IO, 3.384s, 2037	3,223,513	317,733
IFB Ser. 07-30, Class WI, IO, 3.384s, 2037	27,832,629	2,492,374
IFB Ser. 07-28, Class SE, IO, 3.374s, 2037	3,535,498	361,190
IFB Ser. 06-128, Class SH, IO, 3.374s, 2037	3,936,388	365,705
IFB Ser. 06-56, Class SM, IO, 3.374s, 2036	10,019,283	967,421
IFB Ser. 06-12, Class SD, IO, 3.374s, 2035	13,459,427	1,573,620
IFB Ser. 05-73, Class SI, IO, 3.374s, 2035	2,038,841	182,643
IFB Ser. 05-17, Class ES, IO, 3.374s, 2035	4,032,463	457,259
IFB Ser. 05-17, Class SY, IO, 3.374s, 2035	1,862,293	206,230
IFB Ser. 07-W5, Class 2A2, IO, 3.364s, 2037	1,601,081	145,701
IFB Ser. 07-30, Class IE, IO, 3.364s, 2037	9,290,198	1,111,626
IFB Ser. 06-123, Class CI, IO, 3.364s, 2037	8,000,132	793,746
IFB Ser. 06-123, Class UI, IO, 3.364s, 2037	3,440,692	340,814
IFB Ser. 05-82, Class SY, IO, 3.354s, 2035	8,261,876	748,691
IFB Ser. 05-45, Class SR, IO, 3.344s, 2035	11,040,047	1,001,236
IFB Ser. 07-15, Class BI, IO, 3.324s, 2037	5,742,037	575,515
IFB Ser. 06-16, Class SM, IO, 3.324s, 2036	3,086,589	322,110
IFB Ser. 05-95, Class CI, IO, 3.324s, 2035	4,617,792	495,937
IFB Ser. 05-84, Class SG, IO, 3.324s, 2035	7,738,993	835,557
IFB Ser. 05-57, Class NI, IO, 3.324s, 2035	1,787,356	183,623
IFB Ser. 05-54, Class SA, IO, 3.324s, 2035	7,892,009	741,090
IFB Ser. 05-23, Class SG, IO, 3.324s, 2035	6,050,920	642,526
IFB Ser. 05-104, Class NI, IO, 3.324s, 2035	5,253,162	578,627
IFB Ser. 05-17, Class SA, IO, 3.324s, 2035	5,256,814	565,310
IFB Ser. 05-17, Class SE, IO, 3.324s, 2035	5,656,348	597,657
IFB Ser. 05-57, Class DI, IO, 3.324s, 2035	11,746,477	1,087,417
IFB Ser. 05-83, Class QI, IO, 3.314s, 2035	1,229,229	143,152
IFB Ser. 06-128, Class GS, IO, 3.304s, 2037	3,867,977	391,267
IFB Ser. 05-83, Class SL, IO, 3.294s, 2035	13,329,694	1,139,083
Ser. 06-116, Class ES, IO, 3.274s, 2036	2,865,553	261,350
IFB Ser. 06-114, Class IS, IO, 3.274s, 2036	4,013,337	354,677
IFB Ser. 06-115, Class GI, IO, 3.264s, 2036	3,589,832	353,350
IFB Ser. 06-115, Class IE, IO, 3.264s, 2036	3,023,023	337,361
IFB Ser. 06-117, Class SA, IO, 3.264s, 2036	4,615,356	411,009
IFB Ser. 06-121, Class SD, IO, 3.264s, 2036	8,525,079	772,048
IFB Ser. 06-109, Class SG, IO, 3.254s, 2036	5,421,564	492,134
IFB Ser. 06-104, Class IM, IO, 3.244s, 2036	1,354,738	132,052
IFB Ser. 06-104, Class SY, IO, 3.244s, 2036	2,928,784	259,349
IFB Ser. 06-109, Class SH, IO, 3.244s, 2036	3,974,130	459,706
Ser. 06-104, Class SG, IO, 3.224s, 2036	6,670,567	527,496
IFB Ser. 07-W6, Class 4A2, IO, 3.224s, 2037	15,617,155	1,449,102
IFB Ser. 06-128, Class SC, IO, 3.224s, 2037	13,035,451	1,194,867
IFB Ser. 06-44, Class IS, IO, 3.224s, 2036	5,604,709	533,572
IFB Ser. 06-8, Class JH, IO, 3.224s, 2036	14,010,596	1,487,930
IFB Ser. 05-122, Class SG, IO, 3.224s, 2035	3,113,682	336,497
IFB Ser. 05-95, Class OI, IO, 3.214s, 2035	687,075	83,755
IFB Ser. 06-92, Class JI, IO, 3.204s, 2036	2,873,671	265,259
IFB Ser. 06-92, Class LI, IO, 3.204s, 2036	4,482,313	412,484
IFB Ser. 06-96, Class ES, IO, 3.204s, 2036	4,991,635	443,301
IFB Ser. 06-99, Class AS, IO, 3.204s, 2036	3,406,565	322,283
IFB Ser. 06-85, Class TS, IO, 3.184s, 2036	6,714,496	587,231

IFB Ser. 06-61, Class SE, IO, 3.174s, 2036	6,829,610	503,467
IFB Ser. 07-75, Class PI, IO, 3.164s, 2037	4,823,391	441,633
IFB Ser. 07-76, Class SA, IO, 3.164s, 2037	5,128,547	303,017
IFB Ser. 07-W7, Class 2A2, IO, 3.154s, 2037	12,384,800	1,122,294
IFB Ser. 07-90, Class S, IO, 3.134s, 2037	7,370,566	426,282
Ser. 06-94, Class NI, IO, 3.124s, 2036	3,263,023	250,527
IFB Ser. 07-116, Class IA, IO, 3.124s, 2037	17,915,629	1,519,543
IFB Ser. 07-103, Class AI, IO, 3.124s, 2037	21,495,786	1,919,911
IFB Ser. 07-1, Class NI, IO, 3.124s, 2037	11,902,664	1,084,375
IFB Ser. 07-15, Class NI, IO, 3.124s, 2022	6,315,564	505,590
IFB Ser. 07-109, Class XI, IO, 3.074s, 2037	2,675,078	250,101
IFB Ser. 07-109, Class YI, IO, 3.074s, 2037	5,208,285	449,856
IFB Ser. 07-W8, Class 2A2, IO, 3.074s, 2037	9,375,118	874,284
IFB Ser. 07-54, Class KI, IO, 3.064s, 2037	2,483,670	214,758
IFB Ser. 07-30, Class JS, IO, 3.064s, 2037	8,113,677	745,316
IFB Ser. 07-30, Class LI, IO, 3.064s, 2037	12,361,833	1,149,284
IFB Ser. 07-W2, Class 1A2, IO, 3.054s, 2037	3,171,636	271,378
IFB Ser. 07-106, Class SN, IO, 3.034s, 2037	5,352,969	431,583
IFB Ser. 07-54, Class IA, IO, 3.034s, 2037	4,248,623	391,030
IFB Ser. 07-54, Class IB, IO, 3.034s, 2037	4,248,623	391,030
IFB Ser. 07-54, Class IC, IO, 3.034s, 2037	4,248,623	391,030
IFB Ser. 07-54, Class ID, IO, 3.034s, 2037	4,248,623	391,030
IFB Ser. 07-54, Class IE, IO, 3.034s, 2037	4,248,623	391,030
IFB Ser. 07-54, Class IF, IO, 3.034s, 2037	6,320,779	581,745
IFB Ser. 07-54, Class UI, IO, 3.034s, 2037	5,133,149	512,763
IFB Ser. 07-109, Class AI, IO, 3.024s, 2037	14,892,920	1,284,514
IFB Ser. 07-91, Class AS, IO, 3.024s, 2037	3,170,609	268,255
IFB Ser. 07-91, Class HS, IO, 3.024s, 2037	3,677,187	325,565
IFB Ser. 07-15, Class CI, IO, 3.004s, 2037	14,779,759	1,339,921
IFB Ser. 06-123, Class BI, IO, 3.004s, 2037	19,438,996	1,692,672
IFB Ser. 06-115, Class JI, IO, 3.004s, 2036	10,784,186	971,883
IFB Ser. 06-123, Class LI, IO, 2.944s, 2037	7,195,699	613,766
IFB Ser. 07-116, Class BI, IO, 2.874s, 2037	16,535,321	1,283,472
IFB Ser. 07-39, Class AI, IO, 2.744s, 2037	7,472,766	596,101
IFB Ser. 07-32, Class SD, IO, 2.734s, 2037	5,065,087	411,107
IFB Ser. 07-33, Class SD, IO, 2.734s, 2037	14,262,786	1,084,810
IFB Ser. 07-30, Class UI, IO, 2.724s, 2037	4,121,795	352,548
IFB Ser. 07-32, Class SC, IO, 2.724s, 2037	6,722,315	553,926
IFB Ser. 08-01, Class GI, IO, 2.724s, 2037	21,615,000	2,207,227
IFB Ser. 07-1, Class CI, IO, 2.724s, 2037	4,832,381	398,973
IFB Ser. 05-74, Class SE, IO, 2.724s, 2035	9,882,409	699,686
IFB Ser. 05-82, Class SI, IO, 2.724s, 2035	15,477,389	1,121,374
IFB Ser. 05-58, Class IK, IO, 2.624s, 2035	5,325,278	470,979
IFB Ser. 07-75, Class ID, IO, 2.494s, 2037	4,237,326	339,464
Ser. 08-10, Class CI, 2.28s, 2038 (FWC)	8,998,000	549,722
IFB Ser. 08-1, Class NI, IO, 2 1/4s, 2037	8,315,049	592,389
Ser. 03-W12, Class 2, IO, 2.224s, 2043	5,076,212	275,434
IFB Ser. 08-01, Class AI, IO, 2.014s, 2037	25,855,930	2,091,217
IFB Ser. 08-1, Class HI, IO, 1.964s, 2037	12,230,000	949,505
Ser. 03-W10, Class 1, IO, 1.93s, 2043	20,187,947	923,496
Ser. 03-W10, Class 3, IO, 1.929s, 2043	7,739,954	354,465
Ser. 03-W8, Class 12, IO, 1.635s, 2042	36,153,048	1,489,005
FRB Ser. 03-W17, Class 12, IO, 1.151s, 2033	9,633,945	338,178
Ser. 03-W19, IO, 1.094s, 2033	1,098,145	32,258
Ser. 03-T2, Class 2, IO, 0.818s, 2042	57,281,120	1,345,692
Ser. 03-W10, Class 3A, IO, 0.797s, 2043	781,303	11,253
Ser. 03-W10, Class 1A, IO, 0.767s, 2043	649,623	7,970
Ser. 03-18, Class X1, IO, 0.685s, 2042	26,633,533	542,658
Ser. 03-W6, Class 51, IO, 0.683s, 2042	15,019,351	271,698
Ser. 03-W3, Class 2IO1, IO, 0.682s, 2042	22,537,503	374,586
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	18,188,490	1,220,511
Ser. 01-T12, Class IO, 0.565s, 2041	25,699,237	342,890
Ser. 03-W2, Class 1, IO, 0.47s, 2042	29,780,258	371,336
Ser. 02-T4, IO, 0.451s, 2041	14,408,139	153,371
Ser. 01-50, Class B1, IO, 0.446s, 2041	3,594,478	34,832
Ser. 03-W3, Class 1, IO, 0.441s, 2042	20,172,092	240,187
Ser. 02-T1, Class IO, IO, 0.427s, 2031	22,767,822	246,802
Ser. 03-W6, Class 3, IO, 0.366s, 2042	20,493,642	187,716
Ser. 03-W6, Class 23, IO, 0.351s, 2042	21,939,224	228,317
Ser. 03-34, Class P1, Principal Only (PO), zero %, 2043	100,658	68,840
Ser. 07-64, Class LO, PO, zero %, 2037	1,921,495	1,651,285
Ser. 06-84, Class OP, PO, zero %, 2036	18,215	18,134
Ser. 372, Class 1, PO, zero %, 2036	36,446,167	31,180,858
Ser. 06-56, Class XF, zero %, 2036	315,128	314,189
Ser. 370, Class 1, PO, zero %, 2036	8,934,120	7,633,300
Ser. 04-38, Class AO, PO, zero %, 2034	4,811,904	3,645,721
Ser. 04-61, Class CO, PO, zero %, 2031	4,768,701	4,285,874
Ser. 07-31, Class TS, IO, zero %, 2009	12,115,687	396,619
Ser. 07-15, Class IM, IO, zero %, 2009	4,690,236	140,152
Ser. 07-16, Class TS, IO, zero %, 2009	20,019,165	528,070
FRB Ser. 07-76, Class SF, zero %, 2037	204,923	203,675
FRB Ser. 06-115, Class SN, zero %, 2036	1,691,758	1,738,231
FRB Ser. 06-104, Class EK, zero %, 2036	492,410	490,233
FRB Ser. 05-117, Class GF, zero %, 2036	245,397	236,161
FRB Ser. 05-65, Class ER, zero %, 2035	3,246,656	3,166,660
FRB Ser. 05-57, Class UL, zero %, 2035	3,039,648	2,975,143
FRB Ser. 05-36, Class QA, zero %, 2035	599,338	570,838
FRB Ser. 05-65, Class CU, zero %, 2034	426,928	463,101
FRB Ser. 05-81, Class DF, zero %, 2033	349,985	349,017
FRB Ser. 06-1, Class HF, zero %, 2032	364,336	358,323
IFB Ser. 06-75, Class FY, zero %, 2036	743,980	732,443
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities

IFB Ser. T-56, Class 2ASI, IO, 4.724s, 2043	2,619,562	317,622
Ser. T-42, Class A6, 9 1/2s, 2042	265,675	292,620
Ser. T-58, Class 4A, 7 1/2s, 2043	1,392,867	1,519,494
Ser. T-51, Class 2A, 7 1/2s, 2042	1,504,425	1,625,932
Ser. T-42, Class A5, 7 1/2s, 2042	998,425	1,072,728
Ser. T-60, Class 1A2, 7s, 2044	4,596,519	4,991,878
Ser. T-41, Class 2A, 7s, 2032	102,971	110,162
Ser. T-56, Class A, IO, 0.524s, 2043	12,671,282	164,894
Ser. T-56, Class 3, IO, 0.373s, 2043	12,759,224	19,073
Ser. T-56, Class 1, IO, 0.286s, 2043	16,325,940	126,254
Ser. T-56, Class 2, IO, 0.035s, 2043	14,780,016	41,207
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	4,839,818	5,490,348
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.754s, 2035	2,871,728	2,893,892
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.947s, 2033	40,021,273	1,591,579
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	3,492,000	3,781,198
Ser. 97-C2, Class G, 7 1/2s, 2029	1,156,000	1,265,718
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	4,500,000	4,590,450
Freddie Mac
IFB Ser. 3339, Class WS, 15.706s, 2037	1,991,849	2,893,175
IFB Ser. 3339, Class JS, 15.299s, 2037	1,787,972	2,385,409
IFB Ser. 3360, Class SB, 14 3/4s, 2037	1,459,751	2,126,331
IFB Ser. 3202, Class PS, 13.822s, 2036	1,053,914	1,407,670
IFB Ser. 3349, Class SA, 13.583s, 2037	6,689,887	8,911,815
IFB Ser. 3331, Class SE, 13.583s, 2037	1,663,501	2,126,101
IFB Ser. 3202, Class HM, 12.069s, 2036	749,465	969,747
IFB Ser. 3182, Class PS, 11.655s, 2032	2,824,095	3,664,730
IFB Ser. 3081, Class DC, 10.097s, 2035	1,712,815	2,103,203
IFB Ser. 3114, Class GK, 9.455s, 2036	1,184,110	1,445,685
IFB Ser. 2976, Class KL, 8.85s, 2035	3,140,893	3,725,928
IFB Ser. 3408, Class EK, 8.747s, 2037	5,056,198	5,760,122
IFB Ser. 2990, Class DP, 8.74s, 2034	2,691,435	3,097,241
IFB Ser. 2979, Class AS, 8.74s, 2034	764,168	877,613
IFB Ser. 3360, Class SC, 8.308s, 2037	2,896,753	3,353,435
IFB Ser. 3149, Class SU, 8.013s, 2036	1,474,987	1,627,903
IFB Ser. 3065, Class DC, 7.151s, 2035	2,713,651	3,007,047
IFB Ser. 2990, Class LB, 6.118s, 2034	3,240,219	3,433,471
IFB Ser. 2990, Class WP, 6.098s, 2035	1,959,902	2,127,713
IFB Ser. 2927, Class SI, IO, 4.264s, 2035	4,482,056	637,499
IFB Ser. 2828, Class GI, IO, 3.264s, 2034	5,175,339	690,808
IFB Ser. 3184, Class SP, IO, 3.114s, 2033	5,372,725	568,317
IFB Ser. 2869, Class SH, IO, 3.064s, 2034	2,433,335	207,545
IFB Ser. 2869, Class JS, IO, 3.014s, 2034	11,767,830	998,573
IFB Ser. 3203, Class SH, IO, 2.904s, 2036	3,054,771	360,393
IFB Ser. 2815, Class PT, IO, 2.814s, 2032	5,138,952	545,388
IFB Ser. 2828, Class TI, IO, 2.814s, 2030	2,437,997	247,063
IFB Ser. 3297, Class BI, IO, 2.524s, 2037	12,783,776	1,338,483
IFB Ser. 3284, Class IV, IO, 2.514s, 2037	3,304,155	352,078
IFB Ser. 3287, Class SD, IO, 2.514s, 2037	5,159,281	493,538
IFB Ser. 3281, Class BI, IO, 2.514s, 2037	2,473,272	242,799
IFB Ser. 3249, Class SI, IO, 2.514s, 2036	2,465,671	278,617
IFB Ser. 3028, Class ES, IO, 2.514s, 2035	13,133,449	1,458,671
IFB Ser. 2922, Class SE, IO, 2.514s, 2035	6,281,952	572,989
IFB Ser. 3045, Class DI, IO, 2.494s, 2035	13,719,015	1,174,761
Ser. 3236, Class ES, IO, 2.464s, 2036	4,966,002	440,419
IFB Ser. 3136, Class NS, IO, 2.464s, 2036	7,946,707	798,129
IFB Ser. 3118, Class SD, IO, 2.464s, 2036	10,154,258	912,509
IFB Ser. 3054, Class CS, IO, 2.464s, 2035	2,722,245	208,139
IFB Ser. 3107, Class DC, IO, 2.464s, 2035	13,806,345	1,593,608
IFB Ser. 3066, Class SI, IO, 2.464s, 2035	8,642,241	982,833
IFB Ser. 2927, Class ES, IO, 2.464s, 2035	3,526,403	280,483
IFB Ser. 2950, Class SM, IO, 2.464s, 2016	6,991,249	680,774
IFB Ser. 3256, Class S, IO, 2.454s, 2036	5,906,982	596,151
IFB Ser. 3031, Class BI, IO, 2.454s, 2035	2,463,695	292,387
IFB Ser. 3244, Class SB, IO, 2.424s, 2036	3,577,345	336,835
IFB Ser. 3244, Class SG, IO, 2.424s, 2036	4,086,051	415,188
IFB Ser. 3236, Class IS, IO, 2.414s, 2036	6,618,731	594,086
IFB Ser. 2962, Class BS, IO, 2.414s, 2035	14,890,438	1,156,547
IFB Ser. 3114, Class TS, IO, 2.414s, 2030	28,453,152	1,620,115
IFB Ser. 3128, Class JI, IO, 2.394s, 2036	8,492,606	853,089
IFB Ser. 2990, Class LI, IO, 2.394s, 2034	4,861,304	500,893
IFB Ser. 3240, Class S, IO, 2.384s, 2036	12,512,994	1,155,194
IFB Ser. 3229, Class BI, IO, 2.384s, 2036	1,111,667	96,699
IFB Ser. 3153, Class JI, IO, 2.384s, 2036	6,295,385	542,873
IFB Ser. 3065, Class DI, IO, 2.384s, 2035	1,891,166	224,429
IFB Ser. 3145, Class GI, IO, 2.364s, 2036	6,955,300	756,692
IFB Ser. 3114, Class GI, IO, 2.364s, 2036	2,830,596	349,986
IFB Ser. 3339, Class JI, IO, 2.354s, 2037	12,907,809	966,474
IFB Ser. 3218, Class AS, IO, 2.344s, 2036	4,517,985	377,367
IFB Ser. 3221, Class SI, IO, 2.344s, 2036	5,373,782	466,952
IFB Ser. 3153, Class UI, IO, 2.334s, 2036	12,789,836	1,532,620
IFB Ser. 3202, Class PI, IO, 2.304s, 2036	14,576,402	1,323,537
IFB Ser. 3355, Class MI, IO, 2.264s, 2037	3,372,733	299,590
IFB Ser. 3355, Class LI, IO, 2.264s, 2037	3,926,191	229,686
IFB Ser. 3201, Class SG, IO, 2.264s, 2036	6,738,573	616,040
IFB Ser. 3203, Class SE, IO, 2.264s, 2036	6,093,519	534,206
IFB Ser. 3171, Class PS, IO, 2.249s, 2036	5,736,688	561,679
IFB Ser. 3152, Class SY, IO, 2.244s, 2036	6,264,757	642,959

IFB Ser. 3284, Class BI, IO, 2.214s, 2037	4,066,383	352,510
IFB Ser. 3260, Class SA, IO, 2.214s, 2037	4,287,406	291,316
IFB Ser. 3199, Class S, IO, 2.214s, 2036	3,474,480	318,208
IFB Ser. 3284, Class LI, IO, 2.204s, 2037	16,493,519	1,475,903
IFB Ser. 3281, Class AI, IO, 2.194s, 2037	14,972,055	1,362,669
IFB Ser. 3311, Class IA, IO, 2.174s, 2037	5,995,869	571,899
IFB Ser. 3311, Class IB, IO, 2.174s, 2037	5,995,869	571,899
IFB Ser. 3311, Class IC, IO, 2.174s, 2037	5,995,869	571,899
IFB Ser. 3311, Class ID, IO, 2.174s, 2037	5,995,869	571,899
IFB Ser. 3311, Class IE, IO, 2.174s, 2037	8,598,189	820,113
IFB Ser. 3240, Class GS, IO, 2.144s, 2036	7,564,397	674,616
IFB Ser. 3339, Class TI, IO, 1.904s, 2037	6,605,307	572,445
IFB Ser. 3284, Class CI, IO, 1.884s, 2037	11,365,102	949,558
IFB Ser. 3291, Class SA, IO, 1.874s, 2037	7,132,536	523,909
IFB Ser. 3016, Class SQ, IO, 1.874s, 2035	5,405,091	334,224
IFB Ser. 3284, Class WI, IO, 1.864s, 2037	18,876,110	1,517,017
Ser. 246, PO, zero %, 2037	31,616,613	27,315,140
Ser. 3300, PO, zero %, 2037	3,251,075	2,814,026
Ser. 242, PO, zero %, 2036	24,932,385	21,595,034
Ser. 239, PO, zero %, 2036	15,837,119	13,439,042
FRB Ser. 3349, Class DO, zero %, 2037	795,154	803,995
FRB Ser. 3327, Class YF, zero %, 2037	1,478,796	1,482,265
FRB Ser. 3326, Class XF, zero %, 2037	2,134,428	2,071,591
FRB Ser. 3326, Class YF, zero %, 2037	5,482,515	5,543,871
FRB Ser. 3263, Class TA, zero %, 2037	473,377	493,622
FRB Ser. 3239, Class BF, zero %, 2036	1,814,863	1,902,105
FRB Ser. 3341, Class FA, zero %, 2036	200,026	197,436
FRB Ser. 3228, Class BF, zero %, 2036	117,604	117,955
FRB Ser. 3231, Class XB, zero %, 2036	1,236,626	1,226,678
FRB Ser. 3283, Class HF, zero %, 2036	159,757	160,544
FRB Ser. 3174, Class SF, zero %, 2036	785,398	790,317
FRB Ser. 3231, Class X, zero %, 2036	611,778	616,174
FRB Ser. 3147, Class SF, zero %, 2036	2,088,236	2,111,293
FRB Ser. 3117, Class AF, zero %, 2036	282,496	298,002
FRB Ser. 3326, Class WF, zero %, 2035	2,883,439	2,797,689
FRB Ser. 3036, Class AS, zero %, 2035	264,773	259,941
FRB Ser. 3003, Class XF, zero %, 2035	2,631,324	2,545,037
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.084s, 2043	120,251,571	830,376
Ser. 05-C3, Class XC, IO, 0.073s, 2045	289,574,763	1,368,820
Ser. 07-C1, Class XC, IO, 0.047s, 2019	241,195,082	1,551,889
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.095s, 2036	488,000	513,763
Ser. 01-C2, Class A1, 6 1/4s, 2034	177,392	178,709
Ser. 97-C1, Class X, IO, 1.344s, 2029	4,704,459	255,506
Ser. 05-C1, Class X1, IO, 0.166s, 2043	101,773,984	1,288,052
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	2,095,341	2,081,769
Ser. 06-C1, Class XC, IO, 0.056s, 2045	172,140,939	1,102,735
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 26.895s, 2037	4,717,912	7,773,223
IFB Ser. 07-38, Class AS, 19.03s, 2037	4,305,918	6,061,003
IFB Ser. 06-34, Class SA, 15.788s, 2036	484,981	620,849
IFB Ser. 07-44, Class SP, 15.763s, 2036	2,148,816	2,823,756
IFB Ser. 07-51, Class SP, 15.728s, 2037	2,566,131	3,234,442
IFB Ser. 07-67, Class SB, 15.308s, 2037	2,892,655	3,588,251
IFB Ser. 07-35, Class DK, 13.236s, 2035	971,520	1,216,911
IFB Ser. 07-64, Class AM, 12.956s, 2037	3,143,997	3,703,956
IFB Ser. 05-7, Class JM, 7.943s, 2034	3,157,880	3,477,795
IFB Ser. 05-66, Class SP, 7.229s, 2035	1,658,489	1,801,871
IFB Ser. 06-62, Class SI, IO, 3.421s, 2036	5,122,283	406,388
IFB Ser. 07-1, Class SL, IO, 3.401s, 2037	2,373,940	209,143
IFB Ser. 07-1, Class SM, IO, 3.391s, 2037	2,373,075	208,495
IFB Ser. 04-59, Class SC, IO, 3.119s, 2034	2,861,051	300,730
IFB Ser. 07-26, Class SG, IO, 2.891s, 2037	6,848,018	624,985
IFB Ser. 07-9, Class BI, IO, 2.861s, 2037	15,199,388	1,109,694
IFB Ser. 07-31, Class CI, IO, 2.851s, 2037	4,028,267	309,180
IFB Ser. 07-25, Class SA, IO, 2.841s, 2037	5,397,159	398,528
IFB Ser. 07-25, Class SB, IO, 2.841s, 2037	10,472,244	773,275
IFB Ser. 07-22, Class S, IO, 2.841s, 2037	3,686,373	379,109
IFB Ser. 07-11, Class SA, IO, 2.841s, 2037	3,772,083	334,679
IFB Ser. 07-14, Class SB, IO, 2.841s, 2037	3,661,480	311,182
IFB Ser. 07-51, Class SJ, IO, 2.791s, 2037	4,272,180	475,692
IFB Ser. 07-58, Class PS, IO, 2.741s, 2037	17,564,887	1,679,511
IFB Ser. 07-26, Class SD, IO, 2.719s, 2037	7,440,937	618,477
IFB Ser. 07-26, Class SL, IO, 2.719s, 2037	699,105	64,474
IFB Ser. 07-59, Class PS, IO, 2.711s, 2037	3,252,650	301,571
IFB Ser. 07-59, Class SP, IO, 2.711s, 2037	8,698,533	805,876
IFB Ser. 07-68, Class PI, IO, 2.691s, 2037	4,417,637	431,088
IFB Ser. 06-38, Class SG, IO, 2.691s, 2033	15,601,790	886,335
IFB Ser. 07-53, Class SG, IO, 2.641s, 2037	2,933,463	208,923
IFB Ser. 07-79, Class SY, IO, 2.591s, 2037	14,810,415	973,238
IFB Ser. 07-64, Class AI, IO, 2.591s, 2037	25,056,705	1,651,838
IFB Ser. 07-53, Class ES, IO, 2.591s, 2037	4,749,014	299,429
IFB Ser. 07-48, Class SB, IO, 2.569s, 2037	6,556,164	457,415
IFB Ser. 07-9, Class DI, IO, 2.551s, 2037	7,664,684	512,280
IFB Ser. 07-57, Class QA, IO, 2.541s, 2037	9,994,227	641,831
IFB Ser. 07-58, Class SA, IO, 2.541s, 2037	33,004,037	2,217,096
IFB Ser. 07-58, Class SC, IO, 2.541s, 2037	7,763,429	464,927
IFB Ser. 07-61, Class SA, IO, 2.541s, 2037	5,298,746	336,755
IFB Ser. 07-53, Class SC, IO, 2.541s, 2037	5,169,477	312,530
IFB Ser. 06-28, Class GI, IO, 2.541s, 2035	5,682,222	427,241
IFB Ser. 07-58, Class SD, IO, 2.531s, 2037	7,360,585	457,443

IFB Ser. 07-59, Class SD, IO, 2.511s, 2037	16,779,655	1,039,464
IFB Ser. 07-17, Class AI, IO, 2.469s, 2037	15,633,928	1,327,912
IFB Ser. 07-9, Class AI, IO, 2.419s, 2037	6,023,099	463,700
IFB Ser. 05-65, Class SI, IO, 2.391s, 2035	5,684,545	432,749
IFB Ser. 07-17, Class IB, IO, 2.291s, 2037	2,980,430	223,574
IFB Ser. 06-14, Class S, IO, 2.291s, 2036	5,559,750	383,656
IFB Ser. 06-11, Class ST, IO, 2.281s, 2036	3,456,784	242,674
IFB Ser. 07-27, Class SD, IO, 2.241s, 2037	3,860,461	234,703
IFB Ser. 07-19, Class SJ, IO, 2.241s, 2037	6,530,803	377,074
IFB Ser. 07-23, Class ST, IO, 2.241s, 2037	8,100,906	428,835
IFB Ser. 07-8, Class SA, IO, 2.241s, 2037	5,327,699	379,656
IFB Ser. 07-9, Class CI, IO, 2.241s, 2037	9,955,423	585,367
IFB Ser. 07-7, Class EI, IO, 2.241s, 2037	6,732,794	403,597
IFB Ser. 07-7, Class JI, IO, 2.241s, 2037	10,035,708	685,913
IFB Ser. 07-1, Class S, IO, 2.241s, 2037	8,563,884	487,704
IFB Ser. 07-3, Class SA, IO, 2.241s, 2037	8,169,164	464,773
IFB Ser. 07-17, Class IC, IO, 2.169s, 2037	8,014,227	608,908
IFB Ser. 07-21, Class S, IO, 2.119s, 2037	8,226,799	562,426
IFB Ser. 07-31, Class AI, IO, 2.099s, 2037	3,684,579	409,829
IFB Ser. 07-73, Class MI, IO, 2.041s, 2037	18,504,523	1,013,249
IFB Ser. 07-43, Class SC, IO, 2.019s, 2037	5,217,840	322,255
IFB Ser. 08-3, Class SA, IO, 2.01s, 2038 (F)	8,896,000	532,949
IFB Ser. 08-4, Class SA, IO, 2.001s, 2038	21,470,000	1,427,420
IFB Ser. 07-67, Class EI, IO, 0.02s, 2037	9,366,648	3,704
IFB Ser. 07-67, Class GI, IO, 0.02s, 2037	27,426,695	10,820
Ser. 07-73, Class MO, PO, zero %, 2037	1,423,425	1,171,339
Ser. 99-31, Class MP, PO, zero %, 2029	90,431	79,791
FRB Ser. 07-73, Class KI, IO, zero %, 2037	14,234,249	243,981
FRB Ser. 07-73, Class KM, zero %, 2037	1,423,425	1,447,144
FRB Ser. 07-49, Class UF, zero %, 2037	534,768	528,014
FRB Ser. 07-35, Class UF, zero %, 2037	614,250	637,078
FRB Ser. 07-22, Class TA, zero %, 2037	503,660	517,479
FRB Ser. 98-2, Class EA, PO, zero %, 2028	813,280	700,541
Government National Mortgage Association 144A IFB Ser.
06-GG8, Class X, IO, 0.857s, 2039 (F)	35,731,842	1,311,042
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 2.496s, 2045	8,028,777	267,208
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.072s, 2037 (F)	235,962,609	910,263
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.512s, 2039	33,041,998	681,491
Ser. 05-GG3, Class XC, IO, 0.153s, 2042	121,441,998	1,840,605
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045	3,813,000	3,781,355
Ser. 06-GG6, Class A2, 5.506s, 2038 (F)	3,917,000	3,979,445
Ser. 05-GG4, Class A4, 4.761s, 2039	127,000	122,676
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	1,627,000	1,627,146
FRB Ser. 07-EOP, Class J, 5.39s, 2009	610,000	571,875
Ser. 03-C1, Class X1, IO, 0.458s, 2040	30,683,838	553,382
Ser. 04-C1, Class X1, IO, 0.379s, 2028 (F)	42,818,415	229,421
Ser. 05-GG4, Class XC, IO, 0.221s, 2039 (F)	132,381,482	2,263,020
Ser. 06-GG6, Class XC, IO, 0.051s, 2038 (F)	146,540,630	455,354
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	386,412	421,831
Ser. 05-RP3, Class 1A3, 8s, 2035	1,073,124	1,163,352
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	822,779	883,772
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	1,171,233	1,269,547
Ser. 05-RP1, Class 1A3, 8s, 2035	122,709	133,020
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	1,315,520	1,412,921
IFB Ser. 04-4, Class 1AS, IO, 1.24s, 2034	11,067,574	760,868
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.835s, 2035	2,420,447	2,377,726
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	520,710	156,213
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
3.486s, 2037	8,028,480	7,536,736
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	1,171,000	1,252,900
FRB Ser. 07-LD12, Class AM, 6.261s, 2051	8,714,000	8,849,067
FRB Ser. 07-LD12, Class A3, 6.189s, 2051	41,526,000	41,999,396
FRB Ser. 07-LD11, Class A3, 6.007s, 2049	4,755,000	4,599,654
Ser. 07-CB20, Class A3, 5.863s, 2051	9,549,000	9,469,743
Ser. 06-CB15, Class A4, 5.814s, 2043	6,028,000	6,166,813
Ser. 07-CB20, Class A4, 5.794s, 2051	6,219,000	6,374,475
FRB Ser. 04-PNC1, Class A4, 5.542s, 2041 (F)	48,000	49,091
Ser. 06-CB14, Class A4, 5.481s, 2044	5,624,000	5,679,115
Ser. 05-CB12, Class A4, 4.895s, 2037 (F)	128,000	125,682
Ser. 04-C3, Class A5, 4.878s, 2042 (F)	122,000	120,188
Ser. 05-LDP2, Class AM, 4.78s, 2042	2,030,000	1,897,469
Ser. 06-LDP8, Class X, IO, 0.763s, 2045	47,395,642	2,005,784
Ser. 06-CB17, Class X, IO, 0.702s, 2043	57,697,904	2,073,663
Ser. 06-LDP9, Class X, IO, 0.642s, 2047	36,672,494	1,120,345
Ser. 07-LDPX, Class X, IO, 0.526s, 2049	71,119,433	1,941,561
Ser. 06-CB16, Class X1, IO, 0.065s, 2045	54,063,482	828,253
Ser. 06-LDP7, Class X, IO, 0.02s, 2045	298,147,553	256,222
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	1,515,000	1,550,363
Ser. 06-FL2A, Class X1, IO, 0.869s, 2018	18,481,419	38,811
Ser. 03-ML1A, Class X1, IO, 0.798s, 2039 (F)	19,672,601	697,445
Ser. 05-LDP2, Class X1, IO, 0.159s, 2042	236,645,233	3,333,593

Ser. 05-LDP1, Class X1, IO, 0.122s, 2046	70,111,420	646,340
Ser. 05-CB12, Class X1, IO, 0.12s, 2037	68,787,528	669,066
Ser. 05-LDP3, Class X1, IO, 0.077s, 2042	171,163,862	1,377,335
Ser. 06-CB14, Class X1, IO, 0.071s, 2044	58,325,010	266,563
Ser. 05-LDP5, Class X1, IO, 0.068s, 2044	444,582,102	2,153,445
Ser. 06-LDP6, Class X1, IO, 0.062s, 2043	95,089,641	531,165
Ser. 07-CB20, Class X1, IO, 0.059s, 2051	121,735,658	1,559,434
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031 (F)	926,463	937,421
Ser. 99-C1, Class G, 6.41s, 2031	991,777	1,027,550
Ser. 98-C4, Class G, 5.6s, 2035	784,000	772,277
Ser. 98-C4, Class H, 5.6s, 2035	1,328,000	1,340,730
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	43,000	44,895
Ser. 07-C6, Class A2, 5.845s, 2012	12,934,000	13,361,718
Ser. 04-C7, Class A6, 4.786s, 2029	2,341,000	2,298,628
Ser. 07-C2, Class XW, IO, 0.73s, 2040	15,396,909	537,620
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.982s, 2037	37,031,515	516,803
Ser. 06-C7, Class XW, IO, 0.914s, 2038	41,011,038	1,776,000
Ser. 05-C3, Class XCL, IO, 0.178s, 2040	70,406,504	1,415,306
Ser. 05-C2, Class XCL, IO, 0.152s, 2040	215,880,438	2,234,431
Ser. 05-C5, Class XCL, IO, 0.142s, 2020	105,290,641	1,410,514
Ser. 05-C7, Class XCL, IO, 0.122s, 2040	156,630,249	1,256,702
Ser. 06-C7, Class XCL, IO, 0.095s, 2038	63,504,020	1,037,463
Ser. 06-C1, Class XCL, IO, 0.08s, 2041	167,036,728	1,705,509
Ser. 07-C2, Class XCL, IO, 0.074s, 2040	132,305,995	1,722,624
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 5.186s, 2017	826,000	801,220
FRB Ser. 05-LLFA, 5.036s, 2018	534,000	507,300
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 20.663s, 2036	1,028,049	1,317,556
IFB Ser. 07-5, Class 4A3, 19.823s, 2036	2,849,110	3,655,719
IFB Ser. 06-7, Class 4A2, IO, 4.374s, 2036	4,629,794	444,371
IFB Ser. 07-5, Class 8A2, IO, 4.344s, 2036	5,230,000	443,531
Ser. 07-1, Class 3A2, IO, 3.874s, 2037	5,374,730	583,021
IFB Ser. 06-9, Class 3A2, IO, 3.854s, 2037	3,189,838	326,266
IFB Ser. 07-4, Class 3A2, IO, 3.824s, 2037	4,102,733	364,405
IFB Ser. 06-5, Class 2A2, IO, 3.774s, 2036	9,632,287	682,867
IFB Ser. 07-2, Class 2A13, IO, 3.314s, 2037	7,450,359	593,045
IFB Ser. 07-4, Class 2A2, IO, 3.294s, 2037	17,428,656	1,442,737
IFB Ser. 07-1, Class 2A3, IO, 3.254s, 2037	8,354,230	800,603
Ser. 06-9, Class 2A3, IO, 3.244s, 2036	11,035,221	1,001,035
IFB Ser. 06-9, Class 2A2, IO, 3.244s, 2037	7,832,850	715,942
IFB Ser. 06-8, Class 2A2, IO, 3.204s, 2036	708,515	44,505
IFB Ser. 06-7, Class 2A4, IO, 3.174s, 2036	15,610,997	958,412
IFB Ser. 06-7, Class 2A5, IO, 3.174s, 2036	14,209,361	1,185,824
IFB Ser. 06-6, Class 1A2, IO, 3.124s, 2036	5,638,633	346,191
IFB Ser. 06-6, Class 1A3, IO, 3.124s, 2036	7,947,669	574,679
IFB Ser. 07-5, Class 10A2, IO, 2.964s, 2037	8,697,433	533,889
IFB Ser. 06-5, Class 1A3, IO, 2.024s, 2036	2,585,641	45,993
IFB Ser. 06-4, Class 1A3, IO, 2.024s, 2036	2,098,368	55,597
IFB Ser. 06-7, Class 1A3, IO, 1.974s, 2036	6,703,812	120,326
IFB Ser. 06-9, Class 1A6, IO, 1.774s, 2037	5,412,421	87,864
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	7,030,000	6,819,944
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 7.227s, 2034	243,446	239,871
FRB Ser. 04-13, Class 3A6, 3.786s, 2034	3,642,000	3,639,316
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	2,825,159	31,179
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	7,156,387	14,877
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	2,280,167	2,487,163
Ser. 05-1, Class 1A4, 7 1/2s, 2034	1,642,779	1,799,205
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
3.864s, 2027	6,847,915	6,368,561
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.062s, 2049	124,853,229	1,814,273
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 4.736s, 2022	1,221,546	1,211,019
Ser. 06-1, Class X1A, IO, 1.478s, 2022	23,202,997	276,116
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.108s, 2030	826,000	869,385
FRB Ser. 05-A9, Class 3A1, 5.278s, 2035	5,972,291	6,029,152
Ser. 96-C2, Class JS, IO, 2.265s, 2028 (F)	1,013,473	80,917
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.023s, 2050	2,626,000	2,682,510
FRB Ser. 07-C1, Class A4, 6.023s, 2050	2,411,000	2,502,127
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	125,000	122,301
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043 (F)	121,000	117,952
Ser. 05-MCP1, Class XC, IO, 0.129s, 2043	86,466,759	1,084,212
Merrill Lynch Mortgage Trust 144A
Ser. 05-LC1, Class X, IO, 0.236s, 2044	47,499,623	385,934
Ser. 04-KEY2, Class XC, IO, 0.212s, 2039	19,194,521	413,882
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 6.156s, 2049	10,780,000	11,088,986
FRB Ser. 07-8, Class A2, 6.119s, 2049	4,620,000	4,691,294
Ser. 07-9, Class A4, 5.748s, 2049	10,780,000	11,057,338
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A
Ser. 06-1, Class X, IO, 0.134s, 2039	125,322,989	587,452
Ser. 06-3, Class XC, IO, 0.079s, 2046	71,811,156	1,164,777

Ser. 07-7, Class X, IO, 0.02s, 2050	253,339,532	910,439
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.008s, 2037	4,041,832	1,159,501
Ser. 04-C2, Class X, IO, 6.004s, 2040	1,986,707	561,245
Ser. 05-C3, Class X, IO, 5.555s, 2044	3,670,130	1,023,049
Ser. 06-C4, Class X, IO, 5.477s, 2016	12,926,586	4,195,081
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.721s, 2043 (F)	13,257,628	613,287
Morgan Stanley Capital I
FRB Ser. 06-IQ11, Class A4, 5.944s, 2042	6,028,000	6,238,852
FRB Ser. 07-IQ14, Class AM, 5.877s, 2049	2,866,000	2,774,552
Ser. 05-HQ6, Class A4A, 4.989s, 2042	5,354,000	5,354,681
Ser. 04-HQ4, Class A7, 4.97s, 2040 (F)	2,771,000	2,759,117
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	455,131	454,878
Ser. 04-RR, Class F5, 6s, 2039 (F)	1,350,000	993,906
Ser. 04-RR, Class F6, 6s, 2039 (F)	2,030,000	1,331,966
Ser. 07-HQ13, Class X1, IO, 0.824s, 2044	79,677,540	2,576,772
Ser. 05-HQ6, Class X1, IO, 0.119s, 2042	111,724,996	1,054,133
Ser. 05-HQ5, Class X1, IO, 0.107s, 2042	29,779,109	218,876
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.289s, 2035	5,385,962	5,352,355
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.26s, 2030	1,389,000	1,409,813
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.731s, 2035	739,491	709,261
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	344,319	379,963
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.546s,
2042 (United Kingdom)	2,413,000	2,400,040
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
5.246s, 2033 (United Kingdom)	4,353,000	4,146,320
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
4.338s, 2033 (United Kingdom)	5,287,000	5,102,061
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	4,971,000	5,048,200
Ser. 00-C1, Class J, 6 5/8s, 2010	309,000	279,796
Ser. 00-C2, Class J, 6.22s, 2033 (F)	1,499,000	1,501,641
Residential Asset Mortgage Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	178,359	177,913
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO, 3.314s, 2037	17,298,885	1,402,585
IFB Ser. 06-A7CB, Class 1A6, IO, 2.174s, 2036	1,606,861	56,553
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	4,813,074	4,802,407
Saco I Trust FRB Ser. 05-10, Class 1A1, 3.636s, 2033	1,532,452	1,302,584
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.824s, 2036	33,228,864	1,605,712
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	770,000	770,385
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	993,000	878,029
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	673,000	573,391
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	443,000	410,865
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-8, Class 1A3, 6.871s, 2034	15,509	15,714
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	15,912,369	16,106,818
FRB Ser. 05-18, Class 6A1, 5.247s, 2035	2,735,568	2,750,860
Ser. 05-9, Class AX, IO, 1.364s, 2035	27,917,577	654,332
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 5.215s, 2034	923,824	891,491
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 2.965s, 2037	57,194,897	4,276,377
Ser. 07-4, Class 1A4, IO, 1s, 2037	60,578,517	1,583,398
Structured Asset Securities Corp. 144A
Ser. 98-RF3, Class A, IO, 6.1s, 2028	4,037,721	365,705
Ser. 07-RF1, Class 1A, IO, 0.936s, 2037	19,159,081	1,019,519
Ser. 06-RF4, Class 1A, IO, 0.356s, 2036	8,981,153	502,374
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043	2,486,000	2,455,223
Ser. 04-C15, Class A4, 4.803s, 2041	4,128,000	4,045,243
Ser. 06-C28, Class XC, IO, 0.564s, 2048	28,343,835	669,481
Ser. 06-C29, IO, 0.529s, 2048	136,857,949	3,506,301
Ser. 07-C34, IO, 0.521s, 2046	29,198,188	750,101
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 7.536s, 2018	944,000	877,920
Ser. 03-C3, Class IOI, IO, 0.536s, 2035	20,643,204	597,910
Ser. 07-C31, IO, 0.435s, 2047	119,838,780	2,088,790
Ser. 05-C18, Class XC, IO, 0.116s, 2042	50,192,984	499,420
Ser. 06-C27, Class XC, IO, 0.073s, 2045	61,749,685	699,006
Ser. 06-C23, Class XC, IO, 0.066s, 2045	295,370,319	1,651,120
Ser. 06-C26, Class XC, IO, 0.054s, 2045	22,021,995	77,958
WAMU Commercial Mortgage Securities Trust 144A Ser.
07-SL2, Class X, IO, 0.852s, 2049	20,989,667	849,452
WAMU Mortgage Pass-Through Certificates FRB Ser.
04-AR1, Class A, 4.229s, 2034	618,597	616,635
WAMU Commercial Mortgage Securities Trust 144A
Ser. 06-SL1, Class X, IO, 0.938s, 2043	10,321,048	470,949
Ser. 05-C1A, Class G, 5.72s, 2036	219,000	172,364
Washington Mutual Mortgage Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	1,274,131	205,938
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.189s, 2031 (Cayman Islands)	1,793,000	1,693,599

Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.283s, 2036	3,599,313	3,596,461
Ser. 05-AR2, Class 2A1, 4.544s, 2035	1,754,132	1,749,594
Ser. 05-AR9, Class 1A2, 4.38s, 2035	1,389,845	1,385,843
Ser. 04-R, Class 2A1, 4.37s, 2034	1,742,778	1,734,479
Ser. 05-AR12, Class 2A5, 4.323s, 2035	26,265,000	26,205,494
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	56,771,000	359,242

Total collateralized mortgage obligations (cost $1,100,925,191)		$1,204,935,011

CORPORATE BONDS AND NOTES (18.9%)(a)

	Principal amount	Value

Basic Materials (0.7%)
Alcoa, Inc. notes 5 3/8s, 2013	$1,200,000	$1,218,935
BHP Billton Finance USA, Ltd. company guaranty sr.
unsec. notes 4.8s, 2013 (Australia)	1,700,000	1,699,898
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)	410,000	416,150
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	1,950,000	1,976,580
E.I. du Pont de Nemours & Co. sr. unsec. 5s, 2013	795,000	824,507
Georgia-Pacific Corp. debs. 9 1/2s, 2011	830,000	863,200
Georgia-Pacific Corp. notes 8 1/8s, 2011	815,000	815,000
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	570,000	578,194
Nucor Corp. sr. unsec. 5s, 2012	725,000	744,943
Potash Corp. of Saskatchewan notes 5 7/8s, 2036
(Canada)	1,095,000	1,029,897
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	1,520,000	1,470,600
Steel Dynamics, Inc. 144A sr. notes 7 3/8s, 2012	985,000	982,538
Westvaco Corp. unsec. notes 7 1/2s, 2027	240,000	244,320
Weyerhaeuser Co. debs. 7 3/8s, 2032	850,000	843,637
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	1,010,000	964,062
		14,672,461

Capital Goods (0.4%)
Caterpillar Financial Services Corp. sr. unsec. 4.85s,
2012	2,060,000	2,107,236
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 5.85s, 2017	1,315,000	1,388,962
Covidien International Finance SA 144A company
guaranty 6.55s, 2037 (Luxembourg)	685,000	698,030
Covidien International Finance SA 144A company
guaranty 6s, 2017 (Luxembourg)	785,000	826,820
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015	750,000	744,375
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015	640,000	622,400
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	1,160,000	1,350,364
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017	1,785,000	1,853,440
		9,591,627

Communication Services (2.0%)
American Tower Corp. 144A sr. notes 7s, 2017	1,760,000	1,742,400
Ameritech Capital Funding company guaranty 6 1/4s, 2009	1,135,000	1,179,231
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	1,533,000	1,924,481
AT&T, Inc. bonds 5 1/2s, 2018	370,000	371,238
AT&T, Inc. sr. unsec. 6.3s, 2038 (S)	5,050,000	5,031,808
AT&T, Inc. sr. unsec. 4.95s, 2013	1,570,000	1,602,870
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	980,000	1,123,745
British Telecommunications PLC sr. unsec. 5.15s, 2013
(United Kingdom)	2,570,000	2,627,003
France Telecom notes 8 1/2s, 2031 (France)	560,000	713,475
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	825,000	769,606
Nextel Communications, Inc. sr. notes Ser. F, 5.95s,
2014	3,670,000	3,237,626
Pacific Bell debs. 7 1/8s, 2026	1,000,000	1,060,147
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	1,375,000	1,433,736
Southwestern Bell Telephone debs. 7s, 2027	1,245,000	1,279,643
Sprint Capital Corp. company guaranty 6.9s, 2019	605,000	552,984
Sprint Capital Corp. company guaranty 6 7/8s, 2028	2,410,000	2,021,971
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)	515,000	548,063
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Luxembourg)	1,315,000	1,284,483
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)	255,000	256,151
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)	525,000	519,981
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)	1,055,000	1,163,395
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)	370,000	394,911
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain) (S)	565,000	593,059
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)	725,000	888,869
Telus Corp. notes 8s, 2011 (Canada)	1,460,000	1,608,009
Verizon Communications, Inc. sr. unsec 5.55s, 2016	1,685,000	1,719,285

Verizon Communications, Inc. sr. unsec. bonds 5 1/2s,
2017	1,480,000	1,503,716
Verizon New England, Inc. sr. notes 6 1/2s, 2011	2,600,000	2,752,994
Verizon New Jersey, Inc. debs. 8s, 2022	1,050,000	1,205,651
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	1,305,000	1,563,310
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	364,000	357,565
Vodafone Group PLC unsec. notes 6.15s, 2037 (United
Kingdom) (S)	2,090,000	2,039,673
		45,071,079

Conglomerates (0.3%)
General Electric Co. sr. unsec. 5 1/4s, 2017	3,645,000	3,677,091
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	920,000	952,626
Textron, Inc. sr. unsec. 5.6s, 2017	1,950,000	2,013,291
		6,643,008

Consumer Cyclicals (0.9%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	765,000	732,612
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	890,000	809,900
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009	3,185,000	3,330,822
DaimlerChrysler NA Holding Corp. notes Ser. MTN,
5 3/4s, 2011	2,345,000	2,438,877
Ford Motor Credit Co., LLC notes 6 3/8s, 2008	1,355,000	1,336,824
Harley-Davidson Funding Corp. company guaranty 5 1/4s,
2012	1,705,000	1,733,598
JC Penney Co., Inc. debs. 7.65s, 2016	180,000	192,291
JC Penney Co., Inc. notes 6 7/8s, 2015	465,000	477,748
JC Penney Co., Inc. sr. notes 6 3/8s, 2036	812,000	716,876
Marriott International, Inc. notes 6 3/8s, 2017	882,000	900,949
Marriott International, Inc. sr. unsec. Ser. J,
5 5/8s, 2013	210,000	214,286
Office Depot, Inc. notes 6 1/4s, 2013	751,000	798,758
Omnicom Group, Inc. sr. notes 5.9s, 2016	885,000	920,442
Starwood Hotels & Resorts Worldwide, Inc. sr. unsec
6 1/4s, 2013	1,255,000	1,281,651
Target Corp. bonds 6 1/2s, 2037 (S)	1,605,000	1,575,784
VF Corp. sr. unsec. 5.95s, 2017	1,030,000	1,039,745
Vulcan Materials Co. sr. unsub. 5.6s, 2012	1,195,000	1,230,205
		19,731,368

Consumer Staples (2.2%)
Campbell Soup Co. debs. 8 7/8s, 2021	1,185,000	1,620,003
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	575,000	627,227
Cox Communications, Inc. notes 7 1/8s, 2012	1,125,000	1,217,766
Cox Communications, Inc. 144A notes 5 7/8s, 2016 (S)	970,000	975,579
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	1,450,000	1,570,122
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	1,654,612	1,675,973
CVS Corp. sr. unsec. 5 3/4s, 2017	2,750,000	2,841,919
Delhaize Group sr. unsub. 6 1/2s, 2017 (Belgium)	790,000	807,351
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	575,000	590,050
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	245,000	251,849
Diageo PLC company guaranty 8s, 2022	1,110,000	1,349,415
Estee Lauder Cos., Inc. (The) sr. unsec. 6s, 2037	1,440,000	1,401,159
Estee Lauder Cos., Inc. (The) sr. unsec. 5.55s, 2017	380,000	388,535
Fortune Brands, Inc. sr. unsec. 5 1/8s, 2011	850,000	851,277
General Mills, Inc. sr. unsub. 5.65s, 2012	1,280,000	1,329,678
Kellogg Co. sr. unsub. 5 1/8s, 2012	225,000	233,609
Kroger Co. company guaranty 6.4s, 2017	1,005,000	1,068,297
Kroger Co. sr. notes 6.15s, 2020	330,000	339,858
McDonald's Corp. sr. unsec. 6.3s, 2037	880,000	901,468
McDonald's Corp. sr. unsec. 5.8s, 2017	445,000	471,721
News America Holdings, Inc. company guaranty 7 3/4s,
2024	1,430,000	1,592,502
News America Holdings, Inc. debs. 7 3/4s, 2045	2,810,000	3,030,740
PepsiCo, Inc. sr. unsec. 4.65s, 2013	1,145,000	1,192,229
Reynolds American, Inc. company guaranty sr. sec.
notes 7 5/8s, 2016	800,000	847,243
Sara Lee Corp. notes 6 1/4s, 2011	1,195,000	1,272,109
TCI Communications, Inc. company guaranty 7 7/8s, 2026	4,215,000	4,607,560
TCI Communications, Inc. debs. 9.8s, 2012	1,580,000	1,836,298
TCI Communications, Inc. debs. 7 7/8s, 2013	1,010,000	1,117,036
Tesco PLC 144A notes 6.15s, 2037 (United Kingdom)	2,280,000	2,192,022
Time Warner Cable, Inc. company guaranty 6.55s, 2037	790,000	782,583
Time Warner Cable, Inc. company guaranty 5.85s, 2017	480,000	480,424
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	90,000	103,320
Time Warner, Inc. debs. 9.15s, 2023	1,110,000	1,325,654
Time Warner, Inc. debs. 9 1/8s, 2013	2,735,000	3,132,666
Viacom, Inc. sr. notes 5 3/4s, 2011	810,000	830,134
Walt Disney Co. (The) sr. unsec. 4.7s, 2012	2,905,000	2,970,211
Yum! Brands, Inc. sr. unsec. 6 7/8s, 2037	1,055,000	1,025,497
Yum! Brands, Inc. sr. unsec. 6 1/4s, 2018	885,000	912,379
		49,763,463

Energy (1.0%)
Anadarko Finance Co. company guaranty Ser. B, 7 1/2s,
2031	760,000	849,382

Anadarko Petroleum Corp. sr. notes 6.45s, 2036	587,000	598,933
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	485,000	498,458
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	1,370,000	1,414,525
EnCana Corp. bonds 6 1/2s, 2034 (Canada)	1,200,000	1,230,401
Enterprise Products Operating LP sr. notes Ser. B,
5.6s, 2014	850,000	857,034
EOG Resources, Inc. sr. unsec 5 7/8s, 2017	910,000	954,120
Forest Oil Corp. sr. notes 8s, 2011	755,000	783,313
Hess Corp. bonds 7 7/8s, 2029	2,920,000	3,482,500
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	315,000	334,180
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	900,000	888,750
Nexen, Inc. bonds 6.4s, 2037 (Canada)	815,000	788,565
Peabody Energy Corp. sr. notes 5 7/8s, 2016	1,095,000	1,018,350
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	2,045,000	2,153,532
Sunoco, Inc. notes 4 7/8s, 2014	770,000	749,620
Tesoro Corp. company guaranty 6 1/2s, 2017	1,420,000	1,384,500
Valero Energy Corp. sr. notes 6 1/8s, 2017	60,000	61,640
Valero Energy Corp. sr. unsec. notes 7 1/2s, 2032	605,000	651,065
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	345,000	357,526
Weatherford International, Inc. company guaranty
sr.usec. unsub. bonds 6.35s, 2017	400,000	420,996
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	1,120,000	1,114,232
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	650,000	656,284
		21,247,906

Financial (6.9%)
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	3,470,000	3,599,226
American Express Co. sr. unsec. notes 6.15s, 2017	1,000,000	1,032,447
American International Group, Inc. jr. sub. bond
6 1/4s, 2037	1,200,000	1,061,057
American International Group, Inc. sr. unsec. Ser. G,
5.85s, 2018	2,525,000	2,574,252
Amvescap PLC company guaranty 5 5/8s, 2012 (Bermuda)	720,000	715,060
Bank of America Corp. sub. notes 7 3/4s, 2015	2,415,000	2,773,393
Bank of New York Mellon Corp./The sr. unsec. 4.95s,
2012	825,000	845,842
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	2,270,000	2,349,346
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017 (S)	2,240,000	2,157,231
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	900,000	899,967
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 6.669s, 2012 (Cayman Islands)	2,907,000	2,882,924
Brandywine Operating Partnership LP sr. unsec. 5.7s,
2017 (R)	1,160,000	1,057,602
Camden Property Trust notes 5.7s, 2017 (R)	1,085,000	992,565
Capital One Financial Corp. sub. notes 6.15s, 2016	1,635,000	1,437,124
Chubb Corp. (The) sr. notes 6s, 2037	3,690,000	3,469,884
CIT Group, Inc. sr. notes 5.4s, 2013	1,930,000	1,705,288
CIT Group, Inc. sr. notes 5s, 2014 (S)	3,895,000	3,250,763
Citigroup, Inc. sub. notes 5s, 2014	5,441,000	5,296,552
CNA Financial Corp. unsec. notes 6 1/2s, 2016	985,000	1,006,375
CNA Financial Corp. unsec. notes 6s, 2011	985,000	1,018,854
Colonial Properties Trust notes 6 1/4s, 2014 (R)	985,000	931,383
Countrywide Financial Corp. FRN Ser. MTN, 3.602s, 2012	1,800,000	1,412,401
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	1,540,000	1,415,941
Developers Diversified Realty Corp. unsec. notes
5 3/8s, 2012 (R)	485,000	448,413
Dresdner Funding Trust I 144A bonds 8.151s, 2031	100,000	99,977
Duke Realty LP sr. unsec 6 1/2s, 2018	650,000	628,107
Equity One, Inc. notes 5 3/8s, 2015 (R)	965,000	921,355
Erac USA Finance Co. 144A company guaranty 6 3/8s,
2017 R	1,510,000	1,485,777
ERP Operating LP notes 5 3/4s, 2017	1,160,000	1,068,586
Fund American Cos., Inc. notes 5 7/8s, 2013	2,165,000	2,245,763
GATX Financial Corp. notes 5.8s, 2016	755,000	727,228
General Electric Capital Corp. sr. unsec 5 5/8s, 2017	4,150,000	4,283,472
General Electric Capital Corp. sr. unsec. 5 7/8s, 2038	4,150,000	4,055,529
GMAC LLC bonds 8s, 2031 (S)	1,380,000	1,143,687
GMAC LLC sr. unsec. unsub. notes 7s, 2012	1,380,000	1,188,073
GMAC LLC unsub. notes FRN 6.119s, 2009	2,815,000	2,628,047
Goldman Sachs Group, Inc (The) sub. notes 6 3/4s, 2037	4,150,000	4,058,452
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012
(S)	1,590,000	1,658,467
HCP, Inc. sr. unsec. Ser. MTN, 6.7s, 2018 (R)	1,435,000	1,334,369
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	520,000	490,651
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	1,385,000	1,239,666
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	1,005,000	1,047,513
Hospitality Properties Trust sr. unsec. 6.7s, 2018 (R)	900,000	865,481
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	710,000	667,291
HRPT Properties Trust notes 6 1/4s, 2016 (R)	660,000	625,600
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom) (S)	9,060,000	8,872,748
iStar Financial, Inc. sr. unsec. notes 5 7/8s, 2016 (R)	2,205,000	1,812,914
JPMorgan Chase & Co. sr. notes 6s, 2018 (FWC)	4,595,000	4,768,700
JPMorgan Chase Bank NA sub. notes 6s, 2017	404,000	421,192
JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	2,161,000	2,243,613
Kimco Realty Corp. sr. sub. notes 5.7s, 2017 (R)	810,000	760,347

Lehman Brothers Holdings, Inc. sr. unsec. notes
5 5/8s, 2013	1,530,000	1,554,180
Lehman Brothers Holdings, Inc. sr. unsec. notes Ser.
I, 6.2s, 2014	2,190,000	2,253,856
Lehman Brothers Holdings, Inc. sub. notes 6 3/4s, 2017	1,320,000	1,368,379
Lehman Brothers Holdings, Inc. sub. notes 5 3/4s, 2017	3,560,000	3,484,571
Liberty Mutual Group 144A notes 6 1/2s, 2035	2,825,000	2,584,183
Lincoln National Corp. sr. unsec. 6.3s, 2037	1,855,000	1,776,885
Loews Corp. notes 5 1/4s, 2016	630,000	630,375
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	2,230,000	2,348,355
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	1,360,000	1,364,817
Merrill Lynch & Co., Inc. notes 5.45s, 2013	3,810,000	3,811,844
MetLife, Inc. notes 5.7s, 2035	1,085,000	993,774
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	815,000	861,353
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	890,000	944,405
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	1,510,000	1,535,221
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	640,000	435,200
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	1,670,000	1,784,313
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	1,260,000	1,169,149
Prudential Financial, Inc. notes Ser. MTN, 6s, 2017	1,150,000	1,176,491
Prudential Holdings LLC 144A bonds 8.695s, 2023	2,035,000	2,517,946
Regency Centers LP sr. unsec. 5 7/8s, 2017	895,000	862,747
Rouse Co LP/TRC Co-Issuer Inc. 144A sr. notes 6 3/4s,
2013 (R)	935,000	885,768
Rouse Co. (The) notes 7.2s, 2012 (R)	880,000	843,134
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	476,000	455,454
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	1,040,000	957,575
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	920,000	901,117
Travelers Cos., Inc. (The) sr. unsec. notes 6 1/4s,
2037	2,165,000	2,129,003
Tyco Electronics Group S company guaranty 6s, 2012
(Luxembourg)	1,620,000	1,694,374
UBS AG/Jersey Branch FRN 7.926s, 2008 (Jersey)	5,000,000	5,075,000
Unitrin, Inc. sr. notes 6s, 2017	1,020,000	1,003,033
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	3,110,000	3,177,080
Wachovia Corp. notes 5 3/4s, 2018	600,000	594,634
Washington Mutual Bank/Henderson NV sub. notes Ser.
BKNT, 5.95s, 2013	1,390,000	1,267,623
Wells Fargo & Co. sr.not 4 3/8s, 2013	2,945,000	2,944,208
Westfield Group sr. notes 5.7s, 2016 (Australia)	1,175,000	1,111,469
Willis Group North America, Inc. company guaranty
6.2s, 2017	840,000	855,164
		153,029,175

Health Care (0.7%)
Aetna, Inc. sr. unsec. 6 3/4s, 2037	7,005,000	7,052,305
Aetna, Inc. sr. unsub. unsub. notes 6s, 2016	800,000	823,430
AstraZeneca PLC sr. unsub. 5.9s, 2017 (United Kingdom)	2,535,000	2,684,253
Bayer Corp. 144A FRB 6.2s, 2008	1,330,000	1,330,865
Hospira, Inc. sr. notes 6.05s, 2017	770,000	795,040
Hospira, Inc. sr. notes 5.55s, 2012	1,075,000	1,118,905
UnitedHealth Group, Inc. sr. unsec. notes 5 1/4s, 2011	850,000	866,127
UnitedHealth Group, Inc. 144A bonds 5 1/2s, 2012	1,015,000	1,052,393
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	650,000	653,250
		16,376,568

Technology (0.5%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	1,015,000	1,078,783
Avnet, Inc. notes 6s, 2015	960,000	976,565
Fiserv, Inc. company guaranty 6.8s, 2017	1,015,000	1,065,914
Fiserv, Inc. company guaranty 6 1/8s, 2012	1,015,000	1,056,019
IBM Corp. sr. unsec 5.7s, 2017	1,770,000	1,858,083
Motorola, Inc. sr. unsec. 6 5/8s, 2037	1,640,000	1,438,003
Motorola, Inc. sr. unsec. 6s, 2017	750,000	718,592
Xerox Corp. sr. notes 7 1/8s, 2010	700,000	737,030
Xerox Corp. sr. notes 6.4s, 2016	1,430,000	1,472,112
		10,401,101

Transportation (0.4%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	160,000	152,400
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	705,000	726,150
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	1,389,411	1,385,937
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	502,494	493,700
Delta Air Lines, Inc. 144A collateralized 6.821s, 2022
(S)	1,305,000	1,239,750
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	2,134,698	2,145,371
Southwest Airlines Co. pass-through certificates
6.15s, 2022	410,000	424,017
Union Pacific Corp. sr. unsub. 5 3/4s, 2017	1,475,000	1,486,922
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	470,000	489,082
United AirLines, Inc. pass-through certificates

6.636s, 2022	967,952	912,295
		9,455,624

Utilities & Power (2.9%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	840,000	865,895
American Water Capital Corp. 144A bonds 6.593s, 2037	615,000	610,415
American Water Capital Corp. 144A bonds 6.085s, 2017	690,000	707,450
Appalachian Power Co. sr. notes 5.8s, 2035	960,000	879,648
Arizona Public Services Co. notes 6 1/2s, 2012	1,410,000	1,497,272
Atmos Energy Corp. sr. unsub. 6.35s, 2017	1,255,000	1,291,790
Beaver Valley II Funding debs. 9s, 2017	1,407,000	1,512,525
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	1,620,000	1,634,814
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	3,275,000	3,611,499
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	1,735,000	1,884,887
CenterPoint Energy Resources Corp. sr. unsec. 6 1/8s,
2017	470,000	483,318
CMS Energy Corp. unsub. notes 6.55s, 2017	75,000	73,219
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	420,000	437,292
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	1,575,000	1,470,440
Consolidated Natural Gas Co. sr. notes 5s, 2014	650,000	639,419
Constellation Energy Group, Inc. notes 7.6s, 2032	700,000	774,617
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	1,035,000	1,061,362
Dominion Resources, Inc. sr. unsub. Ser. 07-A, 6s, 2017	4,030,000	4,203,935
Duke Energy Carolinas LLC 1st mtge. 6s, 2038	835,000	844,046
El Paso Natural Gas Co. sr. unsec. 5.95s, 2017	165,000	165,725
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	1,325,000	1,287,606
Exelon Corp. sr. unsec. 4.9s, 2015	900,000	865,715
FirstEnergy Corp. unsec. unsub. notes Ser. C, 7 3/8s,
2031	800,000	878,676
Florida Power Corp. 1st mtge. 6.35s, 2037	750,000	791,260
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	680,000	722,506
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	1,065,000	1,219,031
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	335,000	341,700
ITC Holdings Corp. 144A notes 5 7/8s, 2016	1,470,000	1,463,866
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	540,000	540,309
Kansas Gas & Electric bonds 5.647s, 2021	491,572	501,074
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	685,000	676,438
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	3,030,000	3,010,790
MidAmerican Energy Holdings Co. sr. unsec. 6 1/2s, 2037	790,000	816,206
National Fuel Gas Co. notes 5 1/4s, 2013	980,000	999,294
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	580,000	583,881
Northwestern Corp. sec. notes 5 7/8s, 2014	1,475,000	1,478,012
Oncor Electric Delivery Co. debs. 7s, 2022	800,000	821,902
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	490,000	516,159
Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012	800,000	836,598
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	1,070,000	1,029,980
Pacific Gas & Electric Co. unsec. bonds 4.2s, 2011	135,000	135,540
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	760,000	785,895
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	1,465,000	1,532,044
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	1,099,888	1,165,331
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	855,000	848,835
Progress Energy, Inc. sr. notes 6.85s, 2012	315,000	342,267
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	1,605,000	1,668,699
Public Service Co. of New Mexico sr. notes 4.4s, 2008	785,000	785,080
Sierra Pacific Power Co. general ref. mtge. Ser. P,
6 3/4s, 2037 (S)	2,495,000	2,562,170
Southern California Edison Co. 1st mtge. Ser. 06-E,
5.55s, 2037	1,245,000	1,176,260
Southern California Edison Co. notes 6.65s, 2029	1,410,000	1,488,866
Southern Natural Gas. Co. 144A notes 5.9s, 2017	630,000	630,408
Spectra Energy Capital, LLC sr. notes 8s, 2019	1,080,000	1,250,304
Teco Finance, Inc. sr. unsec. unsub. notes 7.2s, 2011	1,485,000	1,606,449
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	880,000	906,986
TransCanada Pipelines, Ltd. sr. unsec. 6.2s, 2037
(Canada)	1,985,000	1,968,270
West Penn Power Co. 1st mtge. 5.95s, 2017	1,370,000	1,401,718
Westar Energy, Inc. 1st mtge. 5.15s, 2017	195,000	191,768
Westar Energy, Inc. 1st mtge. 5.1s, 2020	1,015,000	979,965
		65,457,426

Total corporate bonds and notes (cost $422,311,284)		$421,440,806

ASSET-BACKED SECURITIES (11.9%)(a)

	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 4.066s, 2035	$461,000	$373,410
FRB Ser. 05-4, Class A2C, 3.586s, 2035	493,000	449,320
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 3.526s, 2036	1,258,000	893,180
FRB Ser. 06-HE3, Class A2C, 3.526s, 2036	1,603,000	1,382,707
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 4.984s, 2013	1,939,000	1,785,955
Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	81,163	25
Ser. 04-6N, Class Note, 4 3/4s, 2035	74,374	23

AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
5.275s, 2029	4,208,416	4,220,514
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 4.736s, 2012	3,646,009	3,599,292
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 5.876s, 2036	1,245,000	124,500
FRB Ser. 03-8, Class M2, 5.126s, 2033	706,935	176,734
AMP CMBS 144A FRB Ser. 06-1A, Class A, 5.741s, 2047
(Cayman Islands) (F)	2,520,000	1,640,535
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	1,993,000	1,968,799
Ser. 04-1A, Class E, 6.42s, 2039	1,469,204	1,347,842
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 6.785s, 2033	78,481	14,127
FRB Ser. 06-W4, Class A2C, 3.536s, 2036	2,865,000	2,377,950
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 4.376s, 2033	728,000	567,840
FRB Ser. 05-WMC1, Class M1, 3.816s, 2035	893,000	772,445
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 5.876s, 2035	587,000	212,658
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 3.566s, 2036	766,763	700,933
FRB Ser. 06-HE4, Class A5, 3.536s, 2036	2,128,000	1,715,155
FRB Ser. 06-HE7, Class A4, 3.516s, 2036	874,000	734,982
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 4.634s, 2033	1,351,301	1,310,762
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
5.266s, 2011 (F)	1,390,000	1,380,520
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	534,000	514,472
Bayview Financial Acquisition Trust FRB Ser. 04-D,
Class A, 3.675s, 2044	1,713,455	1,490,706
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 4.726s, 2038	1,081,701	995,165
FRB Ser. 03-SSRA, Class A, 4.076s, 2038	947,161	912,116
FRB Ser. 04-SSRA, Class A1, 3.976s, 2039	1,295,393	1,243,577
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 5.376s, 2035	944,000	95,580
FRB Ser. 06-PC1, Class M9, 5.126s, 2035	546,000	77,123
FRB Ser. 05-HE1, Class M3, 4.306s, 2035	645,000	490,200
FRB Ser. 03-3, Class A2, 3.966s, 2043	2,786,020	2,552,255
FRB Ser. 03-1, Class A1, 3.876s, 2042	914,275	846,418
FRB Ser. 05-3, Class A1, 3.826s, 2035	586,858	505,273
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 5.626s, 2036	204,000	28,815
Capital Auto Receivables Asset Trust 144A
Ser. 06-1, Class D, 7.16s, 2013	1,000,000	1,014,414
Ser. 05-1, Class D, 6 1/2s, 2011	1,776,000	1,779,746
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	119,868	118,363
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
5.316s, 2010	2,550,000	2,536,835
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	26,118	24,029
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 3.796s, 2035	596,000	466,619
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030	7,666,784	6,789,006
Ser. 02-2, Class A, IO, 8 1/2s, 2033	7,656,500	749,694
Ser. 00-4, Class A6, 8.31s, 2032	8,245,931	6,844,123
Ser. 00-5, Class A6, 7.96s, 2032	4,808,000	4,109,763
Ser. 02-1, Class M1F, 7.954s, 2033	1,561,000	1,539,943
Ser. 01-4, Class A4, 7.36s, 2033	6,590,837	6,827,277
Ser. 00-6, Class A5, 7.27s, 2031	1,442,409	1,376,998
Ser. 01-1, Class A5, 6.99s, 2032	6,202,698	6,056,933
Ser. 01-3, Class A4, 6.91s, 2033	8,312,064	8,199,926
Ser. 02-1, Class A, 6.681s, 2033	6,962,738	7,332,894
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 3.896s, 2035	474,000	402,900
FRB Ser. 04-6, Class 2A5, 3.766s, 2034	1,272,567	1,081,682
FRB Ser. 05-14, Class 3A2, 3.616s, 2036	379,389	355,978
Countrywide Asset Backed NIM Certificates 144A Ser.
04-BC1N, Class Note, 5 1/2s, 2035 (F)	1,100	220
Credit-Based Asset Servicing and Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	625,000	500,263
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	2,157,000	1,660,890
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	277,996	152,898
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	1,262,000	1,235,621
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
4.046s, 2035	265,000	201,400
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 3.916s, 2035	859,000	775,870
Finance America NIM Trust 144A Ser. 04-1, Class A,
5 1/4s, 2034 (In default) (NON)	102,049	133
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 3.526s, 2036	1,999,000	1,687,995
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	350,223	339,716
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 6.174s,
2038 (Cayman Islands)	834,000	216,840
Foxe Basin, Ltd. 144A FRB Ser. 03-1A, Class A1,
5.491s, 2015 (Cayman Islands)	2,600,000	2,534,480

Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 3.706s, 2036	2,801,000	2,354,016
FRB Ser. 06-2, Class 2A3, 3.546s, 2036	4,961,000	4,084,391
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034 (In default) (NON)	266,741	667
Ser. 04-3, Class A, 4 1/2s, 2034 (In default) (NON)	7,443	37
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 5.376s,
2037 (Cayman Islands)	417,000	378,678
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 4.676s, 2019	1,593,000	1,363,608
Ser. 04-1A, Class B, 4.226s, 2018	90,727	89,493
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	2,523,000	2,442,885
GEBL 144A
Ser. 04-2, Class D, 6.986s, 2032	796,859	557,802
Ser. 04-2, Class C, 5.086s, 2032	298,822	224,117
Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027	729,203	695,990
Ser. 99-5, Class A5, 7.86s, 2030	17,606,717	15,846,045
Ser. 97-2, Class A7, 7.62s, 2028	458,729	499,517
Ser. 97-6, Class A9, 7.55s, 2029	904,508	927,723
Ser. 97-4, Class A7, 7.36s, 2029	299,031	304,495
Ser. 95-8, Class B1, 7.3s, 2026	467,121	435,051
Ser. 96-10, Class M1, 7.24s, 2028	1,342,000	1,248,060
Ser. 97-3, Class A5, 7.14s, 2028	601,600	625,026
Ser. 97-6, Class A8, 7.07s, 2029	243,879	262,335
Ser. 98-4, Class A7, 6.87s, 2030	434,646	443,814
Ser. 97-7, Class A8, 6.86s, 2029	198,908	198,753
Ser. 99-3, Class A6, 6 1/2s, 2031	832,937	807,949
Ser. 98-6, Class A7, 6.45s, 2030	623,562	635,360
Ser. 99-2, Class A7, 6.44s, 2030	1,616,450	1,588,288
Ser. 99-1, Class A6, 6.37s, 2025	1,602,000	1,593,990
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	4,923,310	4,664,304
Ser. 99-5, Class M1A, 8.3s, 2026	669,000	505,603
Ser. 99-3, Class 1A5, 6.79s, 2023	342,531	342,059
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	1,517,046	1,518,350
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 3.526s, 2036	7,385,000	5,455,233
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 4.926s, 2030 (Cayman Islands)	1,609,000	1,169,421
FRB Ser. 05-1A, Class D, 4.906s, 2030 (Cayman Islands)	533,020	426,416
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.398s, 2036 (Cayman Islands)	1,928,431	1,542,745
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
3.706s, 2036	1,413,000	1,059,750
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	246,904	246,410
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 5.626s, 2035	435,000	43,500
FRB Ser. 06-FRE1, Class A4, 3.666s, 2035	1,186,000	1,033,267
Lehman Manufactured Housing Ser. 98-1, Class 1, IO,
0.807s, 2028	22,072,077	276,342
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	17,847,202	18,165,114
FRB Ser. 07-6, Class 2A1, 3.586s, 2037	15,358,557	13,525,052
IFB Ser. 07-3, Class 4B, IO, 3.314s, 2037	6,374,243	559,179
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 6.903s, 2036 (Cayman
Islands)	4,150,000	3,182,531
FRB Ser. 02-1A, Class FFL, 6.524s, 2037 (Cayman
Islands)	6,071,000	4,139,815
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 3.996s, 2035	738,000	442,800
FRB Ser. 06-4, Class 2A4, 3.636s, 2036	1,349,000	866,620
FRB Ser. 06-1, Class 2A3, 3.566s, 2036	2,262,000	2,035,800
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 6.626s, 2032	5,098,734	3,875,038
FRB Ser. 02-A, Class M2, 5.626s, 2032	453,000	423,466
Ser. 02-A IO, 0.3s, 2032	161,966,446	1,667,817
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	124,854	124,855
Ser. 04-2A, Class D, 5.389s, 2026	115,715	118,726
Ser. 04-2A, Class C, 4.741s, 2026	133,796	137,611
FRB Ser. 02-1A, Class A1, 4.659s, 2024	1,495,034	1,441,098
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 3.526s, 2036	705,000	564,768
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 5.416s, 2010	2,550,000	2,541,486
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 05-WM1N, Class N1, 5s, 2035	15,528	13,363
Ser. 04-WM3N, Class N1, 4 1/2s, 2035 (In default) (NON)	53,738	12,897
Mid-State Trust
Ser. 11, Class B, 8.221s, 2038	768,183	703,773
Ser. 10, Class B, 7.54s, 2036	798,152	674,029
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 4.056s, 2035	461,000	253,550
FRB Ser. 05-HE1, Class M3, 3.896s, 2034	461,000	373,410
FRB Ser. 06-NC4, Class M2, 3.676s, 2036	645,000	335,400
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 5.244s, 2039 (Cayman Islands)	735,000	595,718
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
5.359s, 2015 (Cayman Islands)	666,043	652,256
Navistar Financial Corp. Owner Trust

Ser. 05-A, Class C, 4.84s, 2014	370,609	355,309
Ser. 04-B, Class C, 3.93s, 2012	318,705	296,491
New Century Home Equity Loan Trust
FRB Ser. 03-4, Class M3, 5.426s, 2033	44,829	13,000
Ser. 03-5, Class AI7, 5.15s, 2033	2,174,897	2,072,373
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 3.536s, 2036	1,677,000	1,461,036
FRB Ser. 06-2, Class A2C, 3.526s, 2036	1,677,000	1,398,910
Oakwood Mortgage Investors, Inc.
Ser. 00-D, Class A3, 6.99s, 2022	302,222	287,480
Ser. 01-D, Class A3, 5.9s, 2022	219,576	177,479
Ser. 02-C, Class A1, 5.41s, 2032	4,955,883	4,488,816
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	736,292	651,622
Ser. 01-B, Class A3, 6.535s, 2023	223,025	208,665
Ocean Star PLC 144A
FRB Ser. 04, Class D, 7.179s, 2018 (Ireland)	798,000	734,160
FRB Ser. 05-A, Class D, 6.379s, 2012 (Ireland)	908,000	753,640
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 5.876s, 2035	298,000	59,600
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017	243,116	243,230
Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4, 4.206s, 2036	300,000	211,500
FRB Ser. 04-WHQ2, Class A3A, 3.726s, 2035	272,560	224,974
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 5.876s, 2034	279,082	27,908
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034 (In default) (NON)	27,246	272
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 3.506s, 2036	2,312,000	2,122,136
Permanent Financing PLC FRB Ser. 3, Class 3C, 6.296s,
2042 (United Kingdom)	2,510,000	2,475,486
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 3.566s, 2036	2,724,000	2,539,453
FRB Ser. 07-RZ1, Class A2, 3.536s, 2037	2,585,000	2,217,941
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 4.106s, 2035	1,047,000	738,135
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 6.126s, 2035	1,391,000	139,100
Ser. 04-NT, Class Note, 4 1/2s, 2034	100,741	25,185
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands) (In
default) (NON)	3,662	4
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)
(In default) (NON)	237,726	7,132
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands) (In
default) (NON)	380,795	38
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands) (In
default) (NON)	44,133	883
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	99,878	100
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	21,771	218
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	76,665	153
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 4.026s, 2035	461,000	237,415
FRB Ser. 07-NC2, Class A2B, 3.516s, 2037	2,319,000	1,971,150
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 3.586s, 2036	2,860,000	2,091,289
FRB Ser. 06-FRE1, Class A2B, 3.556s, 2036	1,177,000	922,607
Sharps SP I, LLC Net Interest Margin Trust 144A Ser.
04-HE1N, Class Note, 4.94s, 2034 (Cayman Islands) (In
default) (NON)	230,946	--
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 3.546s, 2036	1,258,000	1,089,101
FRB Ser. 06-3, Class A3, 3.536s, 2036	7,427,000	6,130,769
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 5.876s, 2035	672,000	168,000
South Coast Funding 144A FRB Ser. 3A, Class A2,
6.087s, 2038 (Cayman Islands)	760,000	114,000
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 3.636s, 2036	1,351,000	851,553
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 5.831s, 2035	1,284,000	64,200
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.87s, 2015	6,578,943	6,414,470
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	2,298,000	1,784,328
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
3.696s, 2037	596,000	353,449
WFS Financial Owner Trust
Ser. 05-1, Class D, 4.09s, 2012	203,273	201,240
Ser. 04-3, Class D, 4.07s, 2012	150,165	149,989
Ser. 04-4, Class D, 3.58s, 2012 (F)	110,618	109,819
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 4.231s, 2044 (United Kingdom)	1,087,679	870,149

Total asset-backed securities (cost $298,697,459)		$265,188,976

PURCHASED OPTIONS OUTSTANDING (3.8%)(a)

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	$68,646,000	$5,138,840
Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385	68,646,000	985,070
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 4.965% versus the three month USD-LIBOR-BBA maturing
April 29, 2013.	Apr-08/4.965	233,000,000	14,534,540
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 4.965% versus the three month USD-LIBOR-BBA maturing
April 29, 2013.	Apr-08/4.965	233,000,000	93,200
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	45,594,000	3,362,558
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198	45,594,000	111,249
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	84,687,000	1,287,242
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 08, 2019.	Apr-09/5.325	84,687,000	6,062,742
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	92,480,000	6,284,016
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	92,480,000	2,186,227
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.405% versus the three month
USD-LIBOR-BBA maturing on April 16, 2018.	Apr-08/4.405	19,081,000	446,877
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 4.405% versus the three month USD-LIBOR-BBA
maturing April 16, 2018.	Apr-08/4.405	19,081,000	287,169
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.37% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.37	92,480,000	6,354,301
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.37% versus the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.37	92,480,000	2,151,085
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.34% versus the three month USD-LIBOR-BBA maturing
on February 15, 2018.	Feb-08/5.34	30,969,000	2,737,969
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.34%
versus the three month USD-LIBOR-BBA maturing on
February 15, 2018.	Feb-08/5.34	30,969,000	--
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 08, 2019.	Apr-09/5.315	84,687,000	6,014,471
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 08, 2019.	Apr-09/5.315	84,687,000	1,305,027
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	92,480,000	6,284,016
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355	97,133,000	6,599,216
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	97,133,000	2,295,253
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	92,480,000	2,186,227
Option on an interest rate swap with Merrill Lynch
Capital Services, Inc. for the right to receive
a fixed rate of 5.35% versus the three month
USD-LIBOR-BBA maturing on November 12, 2019.	Nov-09/5.35	97,133,000	6,574,933
Option on an interest rate swap with Merrill Lynch

Capital Services, Inc. for the right to pay a fixed
rate of 5.35% versus the three month USD-LIBOR-BBA
maturing on November 12, 2019.	Nov-09/5.35	97,133,000	2,306,909

Total purchased options outstanding (cost $57,766,468)			$85,589,137

MUNICIPAL BONDS AND NOTES (0.2%)(a)

	Rating(RAT)	Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	BBB	$1,355,000	$1,317,683
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser.
A, 7.467s, 6/1/47	BBB	2,075,000	2,046,925

Total municipal bonds and notes (cost $3,429,855)			$3,364,608

SHORT-TERM INVESTMENTS (8.1%)(a)
		Principal
		amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 2.60% to 5.25% and
due dates ranging from February 1, 2008 to
March 24, 2008 (d)		$27,086,678	$27,047,620
U.S. Treasury Bills for a range of effective yields
from 2.05% to 3.89%, March 27, 2008 (SEG)		10,612,000	10,559,023
Three Pillars Funding for an effective yield of 4.45%,
February 7, 2008		9,000,000	8,993,325
Yorktown Capital for an effective yield of 3.52%,
February 6, 2008		33,500,000	33,483,622
Putnam Prime Money Market Fund (e)		100,135,027	100,135,027

Total short-term investments (cost $180,218,617)			$180,218,617

TOTAL INVESTMENTS

Total investments (cost $3,630,211,075)(b)			$3,740,020,284

FUTURES CONTRACTS OUTSTANDING at 1/31/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Long)	1,417	$343,959,038	Mar-08	$6,921,734
Euro-Dollar 90 day (Short)	2,442	595,298,550	Jun-08	(13,668,167)
Euro-Dollar 90 day (Short)	4,209	1,026,622,828	Sep-08	(23,484,987)
Euro-Dollar 90 day (Long)	1,087	263,312,163	Sep-09	4,523,156
U.S. Treasury Bond 20 yr (Long)	2,365	282,174,063	Mar-08	5,025,598
U.S. Treasury Note 2 yr (Short)	1,355	288,911,406	Mar-08	(95,752)
U.S. Treasury Note 5 yr (Short)	833	94,129,000	Mar-08	(2,739,293)
U.S. Treasury Note 10 yr (Long)	3,019	352,373,906	Mar-08	3,502,813

Total				$(20,014,898)

WRITTEN OPTIONS OUTSTANDING at 1/31/08 (premiums received $31,981,749) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.95% versus the three month
USD-LIBOR-BBA maturing June 16, 2018.	$224,813,000	Jun-08/5.95	$103,414

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.95% versus the three month USD-LIBOR-BBA
maturing June 16, 2018.	224,813,000	Jun-08/5.95	29,342,592

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.31% versus the three month USD-LIBOR-BBA
maturing on August 29, 2018.	183,321,000	Aug-08/5.31	14,330,203

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.31% versus the three month
USD-LIBOR-BBA maturing on August 29, 2018.	183,321,000	Aug-08/5.31	1,041,263

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	8,668,000	May-12/5.515	529,962

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	8,668,000	May-12/5.515	379,658

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	3,467,000	May-12/5.52	212,215

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	3,467,000	May-12/5.52	157,672

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	122,424,000	Dec-08/5.00	6,844,726

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	122,424,000	Dec-08/5.00	2,079,984

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.395% versus the three month USD-LIBOR-BBA maturing on
August 28, 2018.	67,841,000	Aug-08/5.395	5,708,820

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.395% versus the three month USD-LIBOR-BBA maturing
on August 28, 2018.	67,841,000	Aug-08/5.395	322,245

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	17,335,500	May-12/5.51	1,065,100

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	17,335,500	May-12/5.51	779,427

Total			$62,897,281

TBA SALE COMMITMENTS OUTSTANDING at 1/31/08 (proceeds receivable $659,872,383) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FHLMC, 6 1/2s, February 1, 2038	$8,000,000	2/12/08	$8,305,625
FNMA, 5s, February 1, 2038	9,000,000	2/12/08	8,956,406
FNMA, 5 1/2s, February 1, 2038	509,000,000	2/12/08	515,561,315
FNMA, 5 1/2s, March 1, 2038	5,000,000	3/12/08	5,057,031
FNMA, 6 1/2s, February 1, 2038	119,000,000	2/12/08	123,434,606

Total			$661,314,983

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/08 (Unaudited)

			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$70,599,000		12/22/09	3.965%	3 month USD-LIBOR-BBA	$(1,214,614)

5,417,000		10/3/16	5.15630%	3 month USD-LIBOR-BBA	(470,812)

4,590,000		6/24/15	4.39%	3 month USD-LIBOR-BBA	(113,470)

106,100,000		4/6/10	4.6375%	3 month USD-LIBOR-BBA	(4,836,185)

25,430,000		6/17/15	4.555%	3 month USD-LIBOR-BBA	(907,096)

61,500,000		10/21/15	4.943%	3 month USD-LIBOR-BBA	(4,542,492)

3,830,000		6/23/15	4.45%	3 month USD-LIBOR-BBA	(109,779)

9,200,000		6/23/15	4.466%	3 month USD-LIBOR-BBA	(273,418)

1,000,000		9/1/15	3 month USD-LIBOR-BBA	4.53%	44,318

134,600,000		1/14/10	3 month USD-LIBOR-BBA	4.106%	2,852,242

1,320,000		9/24/09	3 month USD-LIBOR-BBA	4.7375%	53,199

91,608,000		1/28/24	3 month USD-LIBOR-BBA	5.2125%	6,019,924

Bear Stearns Bank plc
84,500,000		4/24/12	5.027%	3 month USD-LIBOR-BBA	(6,455,704)

Citibank, N.A.
3,650,000		11/9/17	3 month USD-LIBOR-BBA	5.07641%	246,259

27,252,000		12/24/27	4.9425%	3 month USD-LIBOR-BBA	(638,216)

144,814,000		12/24/09	3 month USD-LIBOR-BBA	3.8675%	2,223,503

65,880,000		7/27/09	5.504%	3 month USD-LIBOR-BBA	(2,624,544)

5,230,000		4/7/14	5.377%	3 month USD-LIBOR-BBA	(524,004)

63,720,000		11/23/17	4.885%	3 month USD-LIBOR-BBA	(3,213,771)

31,016,000		10/26/12	4.6275%	3 month USD-LIBOR-BBA	(1,904,105)

70,857,000		11/9/17	5.0825%	3 month USD-LIBOR-BBA	(4,817,016)

68,952,000		11/9/09	4.387%	3 month USD-LIBOR-BBA	(1,747,797)

Credit Suisse First Boston International
55,240,000		10/7/14	3 month USD-LIBOR-BBA	4.624%	2,997,831

Credit Suisse International
5,195,000		3/21/16	3 month USD-LIBOR-BBA	5.20497%	470,602

7,986,000		9/28/16	5.10886%	3 month USD-LIBOR-BBA	(662,577)

7,038,000		8/29/12	5.04556%	3 month USD-LIBOR-BBA	(552,023)

11,742,000		10/16/17	3 month USD-LIBOR-BBA	5.297%	1,145,284

Deutsche Bank AG
18,710,000		11/7/17	3 month USD-LIBOR-BBA	5.056%	1,235,449

27,130,000		10/16/17	3 month USD-LIBOR-BBA	5.297%	2,646,189

61,565,504		8/2/32	5.86%	3 month USD-LIBOR-BBA	(10,597,080)

54,861,045		8/2/22	3 month USD-LIBOR-BBA	5.7756%	7,966,222

Goldman Sachs Capital Markets, L.P.
61,565,504		8/12/32	5.689%	3 month USD-LIBOR-BBA	(8,973,517)

54,861,045		8/12/22	3 month USD-LIBOR-BBA	5.601%	6,857,901

Goldman Sachs International
272,933,000	(E)	1/16/18	5.790%	3 month USD-LIBOR-BBA	(34,051,197)

217,245,000		11/21/08	5.0925%	3 month USD-LIBOR-BBA	(3,729,732)

29,390,000		1/8/12	3 month USD-LIBOR-BBA	4.98%	1,731,414

16,030,000		4/7/14	5.33842%	3 month USD-LIBOR-BBA	(1,569,126)

5,322,000		5/3/16	5.565%	3 month USD-LIBOR-BBA	(568,929)

19,660,000		9/29/16	3 month USD-LIBOR-BBA	5.1275%	1,666,099

5,329,000		10/19/16	5.32413%	3 month USD-LIBOR-BBA	(537,608)

61,798,000		9/29/08	5.085%	3 month USD-LIBOR-BBA	(1,546,212)

49,968,000		11/20/26	3 month USD-LIBOR-BBA	5.261%	3,401,866

222,080,000		11/20/08	5.16%	3 month USD-LIBOR-BBA	(3,973,389)

48,123,000		11/21/26	3 month USD-LIBOR-BBA	5.2075%	2,937,040

39,245,600		9/21/17	5.149%	3 month USD-LIBOR-BBA	(3,308,219)

141,023,100		9/21/09	3 month USD-LIBOR-BBA	4.60%	5,274,656

11,999,000		9/14/17	5.0625%	3 month USD-LIBOR-BBA	(927,304)

24,460,000		9/14/14	4.906%	3 month USD-LIBOR-BBA	(1,766,409)

37,000,000		7/25/09	5.327%	3 month USD-LIBOR-BBA	(1,377,513)

2,030,000		11/9/17	3 month USD-LIBOR-BBA	5.08%	137,586

4,830,000		11/9/17	3 month USD-LIBOR-BBA	5.071%	323,736

97,832,400		9/19/09	3 month USD-LIBOR-BBA	4.763%	3,991,075

JPMorgan Chase Bank, N.A.
206,768,000		1/31/18	3 month USD-LIBOR-BBA	4.25%	(180,312)

27,252,000	12/24/27	4.9675%	3 month USD-LIBOR-BBA	(728,303)

9,919,000	1/24/18	4.175%	3 month USD-LIBOR-BBA	81,379

9,919,000	1/24/18	4.1625%	3 month USD-LIBOR-BBA	91,619

7,439,000	1/24/18	4.135%	3 month USD-LIBOR-BBA	85,638

5,877,000	1/18/18	4.27625%	3 month USD-LIBOR-BBA	719

112,983,000	12/11/17	3 month USD-LIBOR-BBA	4.65%	3,362,496

22,120,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	(764,678)

49,901,000	11/20/26	3 month USD-LIBOR-BBA	5.266%	3,429,234

8,389,000	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(555,297)

104,300,000	8/4/16	3 month USD-LIBOR-BBA	5.5195%	12,258,183

200,400,000	8/4/08	3 month USD-LIBOR-BBA	5.40%	5,296,015

12,553,000	1/19/17	3 month USD-LIBOR-BBA	5.249%	1,020,316

49,331,000	1/19/09	5.24%	3 month USD-LIBOR-BBA	(1,093,589)

34,100,000	4/23/17	5.186%	3 month USD-LIBOR-BBA	(3,041,569)

5,733,000	9/18/16	5.291%	3 month USD-LIBOR-BBA	(557,245)

110,693,000	3/8/17	3 month USD-LIBOR-BBA	5.28%	10,643,528

23,040,000	9/28/16	3 month USD-LIBOR-BBA	5.1223%	1,933,591

86,260,000	10/10/13	5.09%	3 month USD-LIBOR-BBA	(7,168,302)

5,510,000	6/24/15	4.387%	3 month USD-LIBOR-BBA	(135,095)

15,425,000	8/2/15	3 month USD-LIBOR-BBA	4.6570%	854,164

62,040,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	(5,020,904)

80,000,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	1,500,480

156,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	(9,531,260)

173,000,000	1/31/17	3 month USD-LIBOR-BBA	5.415%	16,255,134

221,852,000	11/20/08	5.165%	3 month USD-LIBOR-BBA	(3,980,372)

58,900,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	3,798,456

41,147,000	8/15/11	5.412%	3 month USD-LIBOR-BBA	(3,578,405)

55,400,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	(3,987,548)

72,402,000	9/28/08	5.096%	3 month USD-LIBOR-BBA	(1,790,744)

282,300,000	8/13/12	3 month USD-LIBOR-BBA	5.2%	24,448,196

11,400,000	11/7/17	3 month USD-LIBOR-BBA	5.05771%	754,401

20,012,000	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(1,278,344)

52,021,000	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(5,067,221)

39,300,000	8/7/12	3 month USD-LIBOR-BBA	5.194%	3,402,535

14,749,000	8/29/17	5.263%	3 month USD-LIBOR-BBA	(1,403,112)

6,300,000	7/25/17	3 month USD-LIBOR-BBA	5.652%	718,353

113,530,000	7/5/17	3 month USD-LIBOR-BBA	4.55%	2,767,495

70,857,000	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(4,857,826)

68,952,000	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(1,761,858)

17,628,000	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(1,610,124)

96,800,000	6/27/17	3 month USD-LIBOR-BBA	5.712%	11,264,100

39,245,600	9/21/17	5.15%	3 month USD-LIBOR-BBA	(3,311,500)

141,023,100	9/21/09	3 month USD-LIBOR-BBA	4.6125%	5,309,226

Lehman Brothers Special Financing, Inc.
144,814,000	12/24/09	3 month USD-LIBOR-BBA	3.84625%	2,163,863

54,926,000	12/11/17	3 month USD-LIBOR-BBA	4.839%	2,497,237

139,154,000	1/18/18	4.2925%	3 month USD-LIBOR-BBA	(170,251)

11,475,000	1/16/18	4.375%	3 month USD-LIBOR-BBA	(90,431)

19,500,000	3/16/17	5.034%	3 month USD-LIBOR-BBA	(1,488,645)

27,294,000	8/3/36	3 month USD-LIBOR-BBA	5.67%	4,128,551

295,943,000	8/3/11	5.445%	3 month USD-LIBOR-BBA	(26,264,859)

246,914,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(30,040,895)

223,430,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	6,061,842

124,010,000	12/28/16	5.084%	3 month USD-LIBOR-BBA	(8,406,929)

123,000,000	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(10,002,314)

24,523,000	10/23/16	5.325%	3 month USD-LIBOR-BBA	(2,465,394)

183,930,000	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(18,396,608)

24,523,000	10/23/16	3 month USD-LIBOR-BBA	5.3275%	2,470,221

61,010,000	10/23/08	3 month USD-LIBOR-BBA	5.26%	1,781,310

61,010,000	10/23/08	5.255%	3 month USD-LIBOR-BBA	(1,778,649)

51,500,000	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(1,752,253)

6,277,000	3/15/17	5.043%	3 month USD-LIBOR-BBA	(483,860)

168,290,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(5,730,762)

34,808,000	4/12/12	3 month USD-LIBOR-BBA	5.087%	2,711,330

24,607,000	12/20/16	3 month USD-LIBOR-BBA	5.069%	1,646,181

30,095,000	9/11/17	5.0525%	3 month USD-LIBOR-BBA	(2,299,657)

6,230,000	11/7/17	3 month USD-LIBOR-BBA	5.05521%	410,991

53,305,622	8/29/09	5.005%	3 month USD-LIBOR-BBA	(2,398,397)

3,314,864	8/29/17	3 month USD-LIBOR-BBA	5.32%	331,199

105,022,000	8/29/09	5.001%	3 month USD-LIBOR-BBA	(4,730,867)

14,278,000	8/29/17	5.3187%	3 month USD-LIBOR-BBA	(1,426,484)

12,170,000	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(1,187,816)

13,779,371	8/29/12	5.075%	3 month USD-LIBOR-BBA	(1,102,610)

27,850,000	8/24/12	5.085%	3 month USD-LIBOR-BBA	(2,246,238)

31,016,000	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(1,884,370)

39,245,600	9/24/17	5.285%	3 month USD-LIBOR-BBA	(3,757,907)

30,000,000	10/9/17	5.285%	3 month USD-LIBOR-BBA	(2,872,490)

190,400,000	5/29/12	5.28%	3 month USD-LIBOR-BBA	(14,189,453)

152,888,000	11/13/17	5.045%	3 month USD-LIBOR-BBA	(9,902,214)

141,815,000	11/13/09	4.275%	3 month USD-LIBOR-BBA	(3,305,627)

3,610,000	11/9/17	3 month USD-LIBOR-BBA	5.068%	241,037

68,952,000	11/9/09	4.403%	3 month USD-LIBOR-BBA	(1,768,927)

70,857,000	11/9/17	5.067%	3 month USD-LIBOR-BBA	(4,725,235)

65,221,600	9/19/09	3 month USD-LIBOR-BBA	4.755%	2,650,325

141,023,100	9/24/09	3 month USD-LIBOR-BBA	4.695%	5,566,490

Merrill Lynch Capital Services, Inc.
31,016,000	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(1,888,317)

21,560,000	11/6/17	5.00693%	3 month USD-LIBOR-BBA	(1,336,682)

54,861,045	8/12/22	3 month USD-LIBOR-BBA	5.601%	6,857,901

53,317,584	8/13/12	4.94%	3 month USD-LIBOR-BBA	(3,974,307)

Morgan Stanley Capital Services, Inc.
3,820,000	2/20/17	5.192%	3 month USD-LIBOR-BBA	(345,655)

5,631,000	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(534,331)

28,000,000	10/2/10	6.94%	3 month USD-LIBOR-BBA	(3,272,918)

Total				$(143,143,687)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/08 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$75,010,000	(F)	5/2/08	5 bp plus change	The spread	$(5,997,426)
			in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

24,020,000	(F)	5/2/08	10 bp plus	The spread	(1,885,378)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

46,100,000	(F)	3/3/08	(Banc	The spread	2,273,053
			of America	return of Banc
			Securities AAA	of America
			10 year CMBS	Securities AAA
			Daily Index	10 year CMBS
			multiplied by	Daily Index
the modified
duration factor
minus 250 bp)

35,940,000	(F)	7/2/08	(Banc of America	The spread	1,922,898
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 150 bp)

22,920,000	(F)	5/2/08	Banc of America	The spread	(1,365,184)
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor

Citibank, N.A.
22,360,000	(F)	5/2/08	12.5 bp plus	The spread	(1,749,856)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

Deutsche Bank AG
17,599,000		2/1/08	30 bp plus	The spread	(1,195,486)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

80,000,000		2/1/08	30 bp plus	The spread	(6,338,432)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Goldman Sachs International
21,510,000	(F)	11/2/08	20 bp plus	The spread	(911,637)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS
			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

29,470,000	(F)	5/1/08	10 bp plus	The spread	(1,318,016)
			change in spread	return of Banc
			of Banc	of America
			of America	Securities- CMBS

			Securities AAA	AAA 10 year Index
10 yr Index
multiplied by
the modified
duration factor

111,920,000	(F)	7/2/08	(Banc	The spread	5,904,340
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor
minus 125 bp)

4,951,000	(F)	9/15/11	678 bp (1 month	Ford Credit Auto	54,525
			USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

JPMorgan Chase Bank, N.A.
8,492,000	(F)	4/30/08	110 bp plus Banc	The spread	(381,945)
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

24,110,000	(F)	2/1/08	25 bp plus	The spread	(1,668,508)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

20,475,000	(F)	8/1/08	Change in spread	The spread	(1,945,903)
			of Lehman	return of Lehman
			Brothers AAA	Brothers AAA
			8.5+ Commercial	8.5+ CMBS Index
			Mortgage Backed	adjusted by
			Securities Index	modified
			minus 17.5 bp	duration factor

Lehman Brothers Special Financing, Inc.
44,955,000		6/2/08	(Beginning	The spread	3,367,579
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

72,580,000	(F)	7/2/08	(Beginning	The spread	5,481,895
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 230 bp)

41,745,000		6/1/08	(Beginning	The spread	3,009,030
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 500 bp)

24,510,000	(F)	6/2/08	(Beginning	The spread	1,445,232
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 300 bp)

10,850,000		6/1/08	(20 bp plus	The spread	615,986
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index

			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

21,670,000		5/1/08	(Beginning	The spread	1,464,105
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

41,850,000		5/1/08	(Beginning	The spread	2,750,286
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 218.75 bp)

45,713,000		4/1/08	Beginning	The spread	(4,431,848)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 10 bp

86,400,000		4/1/08	(Beginning	The spread	8,215,007
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 175 bp)

86,400,000	(F)	9/1/08	66.7 bp plus	The spread	(7,919,942)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

67,018,000		3/1/08	(2.5 bp plus	The spread	5,844,700
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

43,516,000		3/1/08	Beginning	The spread	(3,555,114)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 70 bp

60,318,000		3/1/08	(Beginning	The spread	5,029,622
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 120 bp)

80,413,000		2/1/08	(Beginning	The spread	5,594,541
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 100 bp)

32,888,000		2/1/08	(Beginning	The spread	2,362,490
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 45 bp)

94,509,000		2/1/08	30 bp plus	The spread	(6,517,823)

			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

17,598,000		2/1/08	Beginning	The spread	(1,257,801)
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 50 bp

34,810,000		2/1/08	57.5 bp plus	The spread	(2,593,331)
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Merrill Lynch Capital Services
299,862,776		2/12/08	5.50% (5.165%)	FNMA 5.5 30 YR	(130,264)
TBA

Morgan Stanley Capital Services, Inc.
25,490,000	(F)	5/31/08	(Banc of America	The spread	1,054,190
			Securities AAA	return of Banc
			10 yr Index	of America
			multiplied by	Securities- CMBS
			the modified	AAA 10 year Index
duration factor
minus 250 bp)

38,957,000	(F)	5/2/08	10 bp plus Banc	The spread	(2,217,160)
			of America	return of Banc
			Securities AAA	of America
			10 yr Index	Securities- CMBS
			multiplied by	AAA 10 year Index
the modified
duration factor

29,860,000	(F)	4/2/08	(Beginning	The spread	1,945,110
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor
minus 235 bp)

22,000,000	(F)	4/30/08	Change in spread	The spread	(1,343,694)
			of Banc	return of Banc
			of America	of America
			Securities AAA	Securities- CMBS
			10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 15 bp

79,783,000		1/31/08	Change in spread	The spread	(6,135,033)
			of Lehman	return of Lehman
			Brothers AAA	Brothers AAA
			8.5+ Commercial	8.5+ CMBS Index
			Mortgage Backed	adjusted by
			Securities Index	modified
			minus 110 bp	duration factor

14,953,000	(F)	1/31/08	Change in spread	The spread	(887,520)
			of Banc	return of Banc
			of America	of America
			Securities AAA	Securities- CMBS
			10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor
minus 80 bp

14,953,000		1/31/08	Change in spread	The spread	(1,121,091)
			of Lehman	return of Lehman
			Brothers AAA	Brothers AAA
			8.5+ Commercial	8.5+ CMBS Index
			Mortgage Backed	adjusted by
			Securities Index	modified
			minus 70 bp	duration factor

Total					$(4,533,803)

(F) Is valued at fair value following procedures approved by the Trustees.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/08 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$6,424	$9,342,493		10/12/52	(134 bp)	$2,918,969

DJ CDX NA IG Series 8
Index	(20,984)	36,185,000		6/20/17	(60 bp)	1,525,683

DJ CDX NA IG Series 8
Index	(139,287)	38,250,000		6/20/17	(60 bp)	1,495,646

Financial Security
Assurance Inc.	--	440,000	(F)	12/20/12	95 bp	(17,248)

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	400,000		6/20/11	(101 bp)	2,006

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	2,230,000		3/20/13	95 bp	(1,339)

Bear Stearns International, Ltd.
DJ ABX NA CMBX BBB Index	69,108	14,269,165		10/12/52	(134 bp)	4,817,574

Citibank, N.A.
Arrow Electronic Inc.,
6 7/8%, 6/1/18	--	970,000		3/20/13	(43 bp)	17,098

CMS Energy Corp.,
6.875%, 12/15/15	--	2,155,000		6/20/12	57 bp	(73,195)

Conagra Foods Inc., 7%,
10/1/28	--	633,000		9/20/10	(27 bp)	426

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	1,360,000		9/20/14	(105 bp)	(9)

Motorola, Inc., 6.5%,
9/1/25	--	1,200,000		3/20/13	(79 bp)	42,788

Sara Lee Corp., 6 1/8%,
11/1/32	--	1,195,000		9/20/11	(43 bp)	5,181

Valero Energy Corp.,
9.5%, 2/1/13	--	1,500,000		3/20/13	(69.5 bp)	10,260

Yum! Brands Inc.,
8 7/8%, 4/15/11	--	1,180,000		3/20/13	(65 bp)	15,533

Credit Suisse International
Sprint Capital Corp,
8 3/8%, 3/15/12	--	3,670,000		6/20/12	(59 bp)	288,553

Deutsche Bank AG
DJ ABX NA CMBX AAA Index	195,526	3,430,000		2/17/51	35 bp	(21,049)

DJ CDX NA IG Series 9
Index	(295,428)	66,010,000		12/20/12	(60 bp)	1,002,548

DJ CDX NA IG Series 9
Index 30-100% tranche	--	27,760,000		12/20/12	(27.2 bp)	(8,550)

DJ LCDX NA Series 9.1
Index 15-100% tranche	--	4,650,000	(F)	12/20/12	61.56 bp	(117,406)

France Telecom, 7.25%,
1/28/13	--	2,375,000		6/20/16	70 bp	(15,565)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	11,022,000		(a)	2.461%	(763,714)

DJ ABX HE A Index	1,452,112	2,167,000		1/25/38	369 bp	(99,881)

DJ ABX HE AAA Index	509,291	2,167,000		1/25/38	76 bp	(140,535)

DJ CDX NA CMBX AAA Index	84,124	2,300,000		3/15/49	7 bp	(71,919)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	27,760,000		12/20/10	249 bp	(155,271)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	4,593,000		12/20/10	108.65 bp	(201,551)

DJ CDX NA IG Series 8
Index	(28)	36,190,000		6/20/17	(60 bp)	1,546,853

DJ CDX NA IG Series 8
Index	1,671,539	111,170,000		6/20/12	35 bp	(2,001,734)

DJ CDX NA IG Series 8
Index	(171,919)	40,845,000		6/20/17	(60 bp)	1,573,933

DJ CDX NA IG Series 9
Index	(521,440)	157,828,000		12/20/12	(60 bp)	(3,624,864)

DJ CDX NA IG Series 9
Index 30-100% tranche	--	55,520,000		12/20/12	(28.5 bp)	(53,658)

DJ CDX NA IG Series 9
Index 30-100% tranche	--	27,760,000		12/20/12	(26.75 bp)	(5,709)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	2,190,000		9/20/17	(67.8 bp)	93,141

Merrill Lynch & Co.,
5%, 1/15/15	--	2,190,000		9/20/17	(59.8 bp)	86,895

JPMorgan Chase Bank, N.A.

DJ CDX NA HY Series 9
Index 25-35% tranche	--	4,709,000		12/20/10	105.5 bp	(210,868)

DJ CDX NA IG Series 9
Index	--	3,640,000	(F)	12/20/12	(13.55 bp)	23,322

DJ CDX NA IG Series 9
Index	(69,621)	3,430,000		12/20/17	(80 bp)	416

DJ CDX NA IG Series 9
Index 30-100% tranche	--	15,530,000	(F)	12/20/12	(5.8 bp)	146,242

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,
5.3%, 10/30/15	--	2,190,000		9/20/17	(77 bp)	205,050

CMS Energy Corp.,
6.875%, 12/15/15	--	540,000		6/20/12	62 bp	(19,510)

DJ ABX HE A Index	1,509,540	2,172,000		1/25/38	369 bp	(46,187)

DJ ABX HE A Index	1,452,112	2,167,000		1/25/38	369 bp	(99,881)

DJ ABX HE AAA Index	608,160	2,172,000		1/25/38	76 bp	(27,150)

DJ ABX HE AAA Index	509,291	2,167,000		1/25/38	76 bp	(124,262)

DJ CDX NA CMBX AA Index	(97,243)	3,069,000	(F)	3/15/49	(15 bp)	514,123

DJ CDX NA HY Series 8
Index 35-60% tranche	--	73,682,000		6/20/12	104 bp	(5,066,589)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	27,760,000		12/20/10	266 bp	(25,863)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	55,520,000		12/20/10	295 bp	387,823

DJ CDX NA HY Series 9
Index 25-35% tranche	--	18,600,000		12/20/10	90 bp	(915,399)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	18,600,000		12/20/10	104.5 bp	(838,336)

DJ CDX NA IG Series 8
Index	283,930	18,169,000		6/20/12	35 bp	(316,409)

DJ CDX NA IG Series 8
Index 30-100% tranche	--	64,384,100		6/20/12	(3.125 bp)	576,869

DJ CDX NA IG Series 8
Index 30-100% tranche	--	52,677,900		6/20/12	(8 bp)	358,233

DJ CDX NA IG Series 9
Index	41,752	8,160,000		12/20/12	60 bp	(118,701)

DJ CDX NA IG Series 9
Index	(178,718)	77,340,000		12/20/17	(80 bp)	1,350,637

DJ CDX NA IG Series 9
Index	(307,506)	8,865,000		12/20/17	(80 bp)	(125,507)

DJ CDX NA IG Series 9
Index	(401,519)	17,730,000		12/20/17	(80 bp)	(39,492)

DJ CDX NA IG Series 9
Index	(199,521)	40,322,000		12/20/12	(60 bp)	(992,386)

DJ LCDX NA Series 9.1
Index 15-100% tranche	--	4,650,000	(F)	12/20/12	59.3 bp	(120,266)

Domtar Corp., 7 1/8%,
8/15/15	--	410,000		12/20/11	(250 bp)	8,554

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	2,190,000		9/20/17	(58 bp)	27,938

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	2,190,000		9/20/12	48 bp	(65,780)

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	2,190,000		9/20/17	(60.5 bp)	59,453

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX AAA Index	2,101,228	26,662,000		12/13/49	8 bp	--

DJ ABX NA CMBX AAA Index	1,004,313	17,730,000		2/17/51	35 bp	(108,805)

DJ ABX NA CMBX AAA Index	945,785	17,730,000		2/17/51	35 bp	(173,712)

DJ ABX NA CMBX AAA Index	661,712	8,865,000		2/17/51	35 bp	101,533

DJ ABX NA CMBX AAA Index	1,897,762	26,662,000		3/15/49	7 bp	--

DJ CDX NA CMBX AAA Index	2,667,320	42,762,000		12/13/49	8 bp	(702,726)

DJ CDX NA CMBX AAAA
Index	1,098,393	41,850,000		2/17/51	35 bp	(1,546,922)

DJ CDX NA IG Series 8
Index	812,766	67,600,000		6/20/12	35 bp	(1,420,869)

DJ CDX NA IG Series 8
Index	--	36,390,000		6/20/17	(60 bp)	1,555,430

DJ CDX NA IG Series 9
Index	(333,222)	17,730,000		12/20/17	(80 bp)	28,805

DJ CDX NA IG Series 9
Index	(148,951)	33,280,000		12/20/12	(60 bp)	505,445

UBS, AG
DJ CDX NA IG Series 8
Index	(30,852)	2,500,000		6/20/17	(60 bp)	76,007

Total	$890,150

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $2,228,282,062.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $3,641,540,069, resulting in gross unrealized appreciation and depreciation of $176,130,187 and $77,649,972, respectively, or net unrealized appreciation of $98,480,215.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2008.

(FWC) Forward commitments, in part or in entirety.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At January 31, 2008, the value of securities loaned amounted to $26,400,929. The fund received cash collateral of $27,047,620 which is pooled with collateral of other Putnam funds into 51 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,030,018 for the period ended January 31, 2008. During the period ended January 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $194,228,059 and $94,093,032, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at January 31, 2008.

At January 31, 2008, liquid assets totaling $970,371,467 have been designated as collateral for open forward commitments, swap contracts, and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at January 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at January 31, 2008.

Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: March 31, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2008